UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: May 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

MAY    05.31.17

SEMI-ANNUAL REPORT

AB DISCOVERY VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Discovery Value Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB DISCOVERY VALUE FUND | 1

SEMI-ANNUAL REPORT

July 21, 2017

This report provides management’s discussion of fund performance for AB Discovery Value Fund for the semi-annual reporting period ended May 31, 2017.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2017 (unaudited)

	6 Months	12 Months
AB DISCOVERY VALUE FUND[1]
Class A Shares	0.16%	15.76%
Class B Shares[2]	0.11%	15.64%
Class C Shares	-0.22%	14.82%
Advisor Class Shares[3]	0.28%	16.03%
Class R Shares[3]	-0.01%	15.27%
Class K Shares[3]	0.12%	15.59%
Class I Shares[3]	0.31%	16.02%
Class Z Shares[3]	0.33%	16.12%
Primary Benchmark: Russell 2500 Value Index	2.15%	15.99%
Russell 2500 Index	5.40%	16.87%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended May 31, 2017, by 0.07% and 0.07%, respectively. Also includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended May 31, 2017, by 0.0000% and 0.0001%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its primary benchmark, the Russell 2500 Value Index, in addition to the Russell 2500 Index, which represents small- and mid-cap stocks, for the six- and 12-month periods ended May 31, 2017.

2 | AB DISCOVERY VALUE FUND	abfunds.com

During the six-month period, all share classes of the Fund underperformed the benchmark, before sales charges. Stock selection and an overweight position in the energy sector drove underperformance, relative to the benchmark. Stock selection in technology and industrials sectors also detracted. Stock selection in the financials and materials sectors contributed, along with an overweight in technology.

During the 12-month period, all share classes underperformed the benchmark, except Advisor Class, Class I and Class Z shares, which outperformed, before sales charges. Stock selection in the energy, consumer discretionary and technology sectors detracted, while selections in the industrials, financials and health care sectors contributed. An underweight position in the financials sector detracted, while an overweight in technology contributed.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

Global equities continued their steady climb during the six-month period ended May 31, 2017. US stocks trailed on a relative basis, while still recording double-digit gains. After outperforming in 2016, smaller-cap stocks trailed larger caps for the six-month period. Similarly, value stocks, which outperformed in 2016, underperformed growth stocks for the six-month period.

US President Donald Trump’s administration dominated headlines during the period. Markets vacillated between high hopes for pro-growth policies and concerns over policy risk after several false starts on his reform agenda. In general, investors seemed to look past White House turmoil and focus on an improving economic outlook and upbeat corporate earnings. Central bank posturing also influenced sentiment during the period. In December and March, the US Federal Reserve raised interest rates for the second and third time since the financial crisis in 2008, in moves widely telegraphed to markets.

The Fund’s Senior Investment Management Team (the “Team”) seeks to invest opportunistically in what it considers to be undervalued companies with solid fundamentals, without sacrificing the Fund’s deep value discipline. The Fund’s emphasis continues to be at the stock-specific level, as the Team looks for companies that offer compelling valuation, strong free cash flow and significant company-level catalysts.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization US companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of

(continued on next page)

abfunds.com	AB DISCOVERY VALUE FUND | 3

small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500 Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500 Value Index. Because the Fund’s definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges. The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.

4 | AB DISCOVERY VALUE FUND	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2500™ Value Index and the Russell 2500™ Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Value Index represents the performance of 2,500 small- to mid-cap value companies within the US; the Russell 2500 Index represents the performance of 2,500 small- to mid-cap companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s value approach, may be underperforming the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB DISCOVERY VALUE FUND | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1%, 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB DISCOVERY VALUE FUND	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	15.76%	10.84%
5 Years	14.62%	13.63%
10 Years	6.85%	6.38%
CLASS B SHARES
1 Year	15.64%	11.64%
5 Years	14.54%	14.54%
10 Years[1]	6.73%	6.73%
CLASS C SHARES
1 Year	14.82%	13.82%
5 Years	13.80%	13.80%
10 Years	6.09%	6.09%
ADVISOR CLASS SHARES[2]
1 Year	16.03%	16.03%
5 Years	14.95%	14.95%
10 Years	7.16%	7.16%
CLASS R SHARES[2]
1 Year	15.27%	15.27%
5 Years	14.24%	14.24%
10 Years	6.56%	6.56%
CLASS K SHARES[2]
1 Year	15.59%	15.59%
5 Years	14.59%	14.59%
10 Years	6.85%	6.85%
CLASS I SHARES[2]
1 Year	16.02%	16.02%
5 Years	14.99%	14.99%
10 Years	7.17%	7.17%
CLASS Z SHARES[2]
1 Year	16.12%	16.12%
Since Inception[3]	9.24%	9.24%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.15%, 1.92%, 1.90%, 0.89%, 1.52%, 1.21%, 0.88% and 0.80% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB DISCOVERY VALUE FUND | 7

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

8 | AB DISCOVERY VALUE FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	14.98%
5 Years	13.37%
10 Years	6.78%
CLASS B SHARES
1 Year	15.89%
5 Years	14.27%
10 Years[1]	7.13%
CLASS C SHARES
1 Year	18.14%
5 Years	13.55%
10 Years	6.48%
ADVISOR CLASS SHARES[2]
1 Year	20.30%
5 Years	14.69%
10 Years	7.55%
CLASS R SHARES[2]
1 Year	19.55%
5 Years	13.98%
10 Years	6.96%
CLASS K SHARES[2]
1 Year	19.88%
5 Years	14.32%
10 Years	7.25%
CLASS I SHARES[2]
1 Year	20.35%
5 Years	14.72%
10 Years	7.57%
CLASS Z SHARES[2]
1 Year	20.45%
Since Inception[3]	9.59%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

abfunds.com	AB DISCOVERY VALUE FUND | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.60	$5.54	1.11%
Hypothetical**	$1,000	$1,019.40	$5.59	1.11%

10 | AB DISCOVERY VALUE FUND	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class B
Actual	$1,000	$1,001.10	$6.19	1.24%
Hypothetical**	$1,000	$1,018.75	$6.24	1.24%
Class C
Actual	$1,000	$997.80	$9.26	1.86%
Hypothetical**	$1,000	$1,015.66	$9.35	1.86%
Advisor Class
Actual	$1,000	$1,002.80	$4.29	0.86%
Hypothetical**	$1,000	$1,020.64	$4.33	0.86%
Class R
Actual	$1,000	$999.90	$7.58	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Class K
Actual	$1,000	$1,001.20	$6.04	1.21%
Hypothetical**	$1,000	$1,018.90	$6.09	1.21%
Class I
Actual	$1,000	$1,003.10	$4.29	0.86%
Hypothetical**	$1,000	$1,020.64	$4.33	0.86%
Class Z
Actual	$1,000	$1,003.30	$3.90	0.78%
Hypothetical**	$1,000	$1,021.04	$3.93	0.78%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB DISCOVERY VALUE FUND | 11

PORTFOLIO SUMMARY

May 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,693.6

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
American Financial Group, Inc./OH	$46,780,723	1.7%
Booz Allen Hamilton Holding Corp.	46,768,741	1.7
Gramercy Property Trust	44,576,205	1.7
ICON PLC	43,674,915	1.6
Amdocs Ltd.	43,008,737	1.6
Huntington Bancshares, Inc./OH	42,121,233	1.6
Comerica, Inc.	41,446,577	1.5
Essent Group Ltd.	40,492,445	1.5
Zions Bancorporation	40,484,685	1.5
Graphic Packaging Holding Co.	39,681,572	1.5
	$429,035,833	15.9%

1	All data are as of May 31, 2017. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

12 | AB DISCOVERY VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

May 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 19.4%
Communications Equipment – 1.2%
Infinera Corp.(a)	1,742,460	$16,936,711
NETGEAR, Inc.(a)	376,293	15,785,491

		32,722,202

Electronic Equipment, Instruments & Components – 5.8%
Anixter International, Inc.(a)	483,530	36,506,515
Avnet, Inc.	863,870	31,686,752
CDW Corp./DE	569,500	34,272,510
VeriFone Systems, Inc.(a)	1,665,750	30,466,567
Vishay Intertechnology, Inc.(b)	1,525,570	24,943,070

		157,875,414

IT Services – 5.4%
Amdocs Ltd.	663,920	43,008,737
Booz Allen Hamilton Holding Corp.	1,185,820	46,768,741
Convergys Corp.	714,116	17,360,160
Genpact Ltd.	1,377,290	37,627,563

		144,765,201

Semiconductors & Semiconductor Equipment – 4.3%
Cypress Semiconductor Corp.(b)	2,796,830	39,127,652
Integrated Device Technology, Inc.(a)	1,092,560	27,947,685
Mellanox Technologies Ltd.(a)(b)	378,510	17,979,225
Qorvo, Inc.(a)	390,674	30,453,038

		115,507,600

Software – 1.4%
Verint Systems, Inc.(a)	920,590	37,836,249

Technology Hardware, Storage & Peripherals – 1.3%
NCR Corp.(a)	897,863	34,594,661

		523,301,327

Financials – 19.3%
Banks – 10.3%
Associated Banc-Corp.	1,293,185	30,842,462
Comerica, Inc.	604,530	41,446,577
Fulton Financial Corp.(b)	1,603,280	28,057,400
Huntington Bancshares, Inc./OH	3,358,950	42,121,233
Synovus Financial Corp.	807,800	33,022,864
Texas Capital Bancshares, Inc.(a)	362,480	26,606,032
Webster Financial Corp.	710,367	34,609,080
Zions Bancorporation	1,010,349	40,484,685

		277,190,333

Consumer Finance – 0.6%
OneMain Holdings, Inc.(a)	680,000	15,340,800

abfunds.com	AB DISCOVERY VALUE FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 6.9%
American Financial Group, Inc./OH	468,510	$46,780,723
First American Financial Corp.	740,410	32,222,643
Hanover Insurance Group, Inc. (The)	177,450	14,797,556
Reinsurance Group of America, Inc. – Class A	314,800	39,195,748
Selective Insurance Group, Inc.	483,690	24,716,559
Validus Holdings Ltd.	554,860	29,629,524

		187,342,753

Thrifts & Mortgage Finance – 1.5%
Essent Group Ltd.(a)	1,116,417	40,492,445

		520,366,331

Industrials – 16.3%
Aerospace & Defense – 1.1%
Esterline Technologies Corp.(a)	302,770	29,504,936

Air Freight & Logistics – 0.8%
Atlas Air Worldwide Holdings, Inc.(a)	468,840	22,832,508

Airlines – 1.2%
SkyWest, Inc.	926,250	31,770,375

Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	490,710	21,120,158
Steelcase, Inc. – Class A	1,192,949	19,981,896

		41,102,054

Construction & Engineering – 3.1%
AECOM(a)	1,022,342	32,827,402
Quanta Services, Inc.(a)	713,840	21,886,334
Tutor Perini Corp.(a)	1,055,960	27,402,162

		82,115,898

Electrical Equipment – 2.4%
EnerSys	379,850	28,131,691
Regal Beloit Corp.	466,380	36,937,296

		65,068,987

Machinery – 4.3%
ITT, Inc.	193,417	7,351,780
Oshkosh Corp.	565,090	35,668,481
SPX FLOW, Inc.(a)	974,430	36,375,472
Terex Corp.	1,108,840	36,347,775

		115,743,508

Road & Rail – 1.9%
Ryder System, Inc.	338,530	22,485,163
Werner Enterprises, Inc.	1,012,040	27,578,090

		50,063,253

		438,201,519

14 | AB DISCOVERY VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 16.2%
Auto Components – 3.8%
Cooper-Standard Holdings, Inc.(a)	163,491	$17,658,663
Dana, Inc.	1,738,870	36,724,934
Lear Corp.	166,416	24,802,641
Tenneco, Inc.	399,020	22,684,287

		101,870,525

Diversified Consumer Services – 1.4%
Sotheby’s(a)	733,750	38,587,913

Hotels, Restaurants & Leisure – 2.4%
Bloomin’ Brands, Inc.	1,738,630	34,824,759
Brinker International, Inc.	761,386	29,869,173

		64,693,932

Household Durables – 2.1%
CalAtlantic Group, Inc.(b)	969,710	34,948,348
PulteGroup, Inc.	951,770	21,576,626

		56,524,974

Media – 2.2%
Regal Entertainment Group – Class A(b)	1,787,060	37,170,848
Scholastic Corp.	526,020	22,371,631

		59,542,479

Specialty Retail – 3.6%
Burlington Stores, Inc.(a)	199,938	19,563,933
Caleres, Inc.	1,000,120	27,343,281
Children’s Place, Inc. (The)	181,627	19,652,041
Michaels Cos., Inc. (The)(a)	1,610,590	31,132,705

		97,691,960

Textiles, Apparel & Luxury Goods – 0.7%
Crocs, Inc.(a)	2,529,680	17,277,714

		436,189,497

Energy – 7.6%
Energy Equipment & Services – 3.1%
Helix Energy Solutions Group, Inc.(a)	1,071,290	5,335,024
Helmerich & Payne, Inc.(b)	406,470	21,404,710
Oil States International, Inc.(a)	690,130	20,186,303
RPC, Inc.(b)	1,937,100	36,398,109

		83,324,146

Oil, Gas & Consumable Fuels – 4.5%
HollyFrontier Corp.	908,920	21,723,188
Oasis Petroleum, Inc.(a)	2,161,320	21,094,483
QEP Resources, Inc.(a)	2,849,020	28,490,200
SM Energy Co.	1,398,060	23,725,078
SRC Energy, Inc.(a)(b)	3,986,170	27,424,850

		122,457,799

		205,781,945

abfunds.com	AB DISCOVERY VALUE FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 5.6%
Health Care Providers & Services – 4.0%
LifePoint Health, Inc.(a)	615,397	$37,416,138
Molina Healthcare, Inc.(a)	517,560	33,418,849
WellCare Health Plans, Inc.(a)	209,090	35,921,662

		106,756,649

Life Sciences Tools & Services – 1.6%
ICON PLC(a)	464,133	43,674,915

Pharmaceuticals – 0.0%
Horizon Pharma PLC(a)	134,594	1,345,940

		151,777,504

Materials – 4.3%
Chemicals – 2.8%
Huntsman Corp.	905,580	21,643,362
Ingevity Corp.(a)	354,990	20,969,259
Trinseo SA	510,020	32,870,789

		75,483,410

Containers & Packaging – 1.5%
Graphic Packaging Holding Co.	2,937,200	39,681,572

		115,164,982

Utilities – 4.1%
Electric Utilities – 2.5%
PNM Resources, Inc.	943,593	36,328,331
Portland General Electric Co.	669,010	31,670,933

		67,999,264

Gas Utilities – 0.6%
Southwest Gas Holdings, Inc.	201,760	16,054,043

Multi-Utilities – 1.0%
NorthWestern Corp.	413,030	25,591,339

		109,644,646

Real Estate – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
Education Realty Trust, Inc.	912,510	34,958,258
Empire State Realty Trust, Inc. – Class A	1,085,680	22,582,144
Gramercy Property Trust	1,508,501	44,576,205

		102,116,607

Consumer Staples – 0.6%
Beverages – 0.0%
Cott Corp.(b)	68,123	898,542

Food Products – 0.6%
Ingredion, Inc.	133,887	15,275,168

		16,173,710

Total Common Stocks (cost $2,160,317,935)		2,618,718,068

16 | AB DISCOVERY VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.64%(c)(d) (cost $66,991,647)	66,991,647	$66,991,647

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $2,227,309,582)		2,685,709,715

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%
Investment Companies – 5.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.64%(c)(d) (cost $146,157,289)	146,157,289	146,157,289

Total Investments – 105.1% (cost $2,373,466,871)		2,831,867,004
Other assets less liabilities – (5.1)%		(138,232,898)

Net Assets – 100.0%		$2,693,634,106

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 17

STATEMENT OF ASSETS & LIABILITIES

May 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,160,317,935)	$2,618,718,068	(a)
Affiliated issuers (cost $213,148,936—including investment of cash collateral for securities loaned of $146,157,289)	213,148,936
Receivable for investment securities sold	12,322,275
Receivable for shares of beneficial interest sold	6,930,098
Unaffiliated dividends and interest receivable	1,404,126
Affiliated dividends receivable	30,072
Collateral due from Securities Lending Agent	23,600

Total assets	2,852,577,175

Liabilities
Payable for collateral received on securities loaned	146,180,889
Payable for shares of beneficial interest redeemed	6,165,420
Payable for investment securities purchased	4,303,472
Advisory fee payable	1,704,985
Distribution fee payable	243,721
Transfer Agent fee payable	100,292
Administrative fee payable	7,024
Accrued expenses	237,266

Total liabilities	158,943,069

Net Assets	$2,693,634,106

Composition of Net Assets
Paid-in capital	$2,159,062,848
Distributions in excess of net investment income	(433,520)
Accumulated net realized gain on investment transactions	76,604,645
Net unrealized appreciation on investments	458,400,133

	$2,693,634,106

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$503,577,523	23,522,759	$21.41	*

B	$2,645,664	131,296	$20.15

C	$88,203,959	4,617,465	$19.10

Advisor	$1,252,389,984	57,215,924	$21.89

R	$93,626,536	4,488,967	$20.86

K	$50,789,765	2,405,925	$21.11

I	$254,338,030	11,954,115	$21.28

Z	$448,062,645	21,080,915	$21.25

(a)	Includes securities on loan with a value of $142,515,660 (see Note E).

*	The maximum offering price per share for Class A shares was $22.36 which reflects a sales charge of 4.25%.

See notes to financial statements.

18 | AB DISCOVERY VALUE FUND	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $613)	$15,904,140
Affiliated issuers	388,016
Other income	45,240	$16,337,396

Expenses
Advisory fee (see Note B)	10,059,444
Distribution fee—Class A	640,997
Distribution fee—Class B	16,004
Distribution fee—Class C	667,540
Distribution fee—Class R	247,806
Distribution fee—Class K	77,103
Transfer agency—Class A	246,361
Transfer agency—Class B	2,079
Transfer agency—Class C	65,317
Transfer agency—Advisor Class	609,886
Transfer agency—Class R	128,859
Transfer agency—Class K	61,683
Transfer agency—Class I	131,133
Transfer agency—Class Z	37,830
Custodian	112,267
Printing	72,520
Registration fees	72,425
Audit and tax	26,998
Administrative	23,246
Legal	19,390
Trustees’ fees	13,024
Miscellaneous	42,056

Total expenses	13,373,968
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(134,992)
Less: expenses and waived and reimbursed by the Distributor (see Note C)	(10,403)

Net expenses		13,228,573

Net investment income		3,108,823

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		81,804,395
Net change in unrealized appreciation/depreciation of investments		(82,798,481)

Net loss on investment transactions		(994,086)

Net Increase in Net Assets from Operations		$2,114,737

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 19

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,108,823	$8,454,106
Net realized gain on investment transactions	81,804,395	88,447,189
Net change in unrealized appreciation/depreciation of investments	(82,798,481)	276,709,863

Net increase in net assets from operations	2,114,737	373,611,158
Dividends and Distributions to Shareholders from
Net investment income
Class A	(876,884)	(16,146)
Class B	(481)	– 0	–
Advisor Class	(4,556,222)	(2,984,836)
Class K	(80,333)	– 0	–
Class I	(1,012,875)	(474,287)
Class Z	(1,335,334)	(710,268)
Net realized gain on investment transactions
Class A	(16,939,802)	(30,591,913)
Class B	(124,201)	(348,077)
Class C	(5,183,878)	(9,343,707)
Advisor Class	(38,636,984)	(64,021,372)
Class R	(3,342,276)	(6,101,834)
Class K	(2,102,913)	(3,544,298)
Class I	(8,213,270)	(10,936,492)
Class Z	(9,284,984)	(12,069,251)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	208,161,851	(98,777,475)
Capital Contributions
Proceeds from regulatory settlement (see Note F)	– 0	–	1,391

Total increase	118,586,151	133,692,593
Net Assets
Beginning of period	2,575,047,955	2,441,355,362

End of period (including distributions in excess of net investment income of ($433,520) and undistributed net investment income of $4,319,786, respectively)	$2,693,634,106	$2,575,047,955

See notes to financial statements.

20 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Discovery Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Effective October 15, 2013 the Fund commenced offering of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an

abfunds.com	AB DISCOVERY VALUE FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or

22 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

abfunds.com	AB DISCOVERY VALUE FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,618,718,068		$	– 0	–	$	– 0	–	$2,618,718,068
Short-Term Investments	66,991,647			– 0	–		– 0	–	66,991,647
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	146,157,289			– 0	–		– 0	–	146,157,289

Total Investments in Securities	2,831,867,004			– 0	–		– 0	–	2,831,867,004
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$2,831,867,004		$	– 0	–	$	– 0	–	$2,831,867,004

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and

24 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and

abfunds.com	AB DISCOVERY VALUE FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

26 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2017, the reimbursement for such services amounted to $23,246.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $501,593 for the six months ended May 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $7,956 from the sale of Class A shares and received $9,752, $651 and $17,896 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For

abfunds.com	AB DISCOVERY VALUE FUND | 27

NOTES TO FINANCIAL STATEMENTS (continued)

the six months ended May 31, 2017, such waiver amounted to $61,503. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$ 18,512	$532,720	$484,240	$66,992	$146

Brokerage commissions paid on investment transactions for the six months ended May 31, 2017 amounted to $642,269, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective of August 1, 2012, with respect to Class B shares, payments made to the Distributor are voluntarily being limited to .35% of the average daily net assets attributable to Class B shares. Effective February 29, 2016 payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. For the six months ended May 31, 2017, such waiver amounted to $10,403. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $180,567, $3,497,240, $2,256,028 and $740,223 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

28 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$637,733,614		$576,887,110
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$558,927,140
Gross unrealized depreciation	(100,527,007)

Net unrealized appreciation	$458,400,133

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2017.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

abfunds.com	AB DISCOVERY VALUE FUND | 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At May 31, 2017, the Fund had securities on loan with a value of $142,515,660 and had received cash collateral which has been invested into Government Money Market Portfolio of $146,157,289. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $0 and $242,365 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended May 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2017, such waiver amounted to $73,489. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

30 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)
$ 116,702	$526,788	$497,333	$146,157

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016		Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Class A
Shares sold	2,884,527	4,207,615		$63,268,645	$78,938,821

Shares issued in reinvestment of dividends and distributions	769,778	1,600,582		16,788,856	28,490,366

Shares converted from Class B	38,860	120,487		850,472	2,224,542

Shares converted from Class C	1,867,157	– 0	–	40,573,324	– 0	–

Shares redeemed	(5,376,591)	(9,806,644)		(117,086,653)	(182,166,067)

Net increase (decrease)	183,731	(3,877,960)		$4,394,644	$(72,512,338)

Class B
Shares sold	4,248	9,767		$87,689	$171,830

Shares issued in reinvestment of dividends and distributions	5,895	20,086		121,085	337,249

Shares converted to Class A	(41,271)	(127,767)		(850,472)	(2,224,542)

Shares redeemed	(15,214)	(39,760)		(314,699)	(692,178)

Net decrease	(46,342)	(137,674)		$(956,397)	$(2,407,641)

Class C
Shares sold	526,029	531,783		$10,328,571	$8,946,820

Shares issued in reinvestment of distributions	242,988	532,683		4,745,556	8,570,873

Shares converted to Class A	(2,091,408)	– 0	–	(40,573,324)	– 0	–

Shares redeemed	(1,266,983)	(2,224,563)		(24,728,500)	(37,884,634)

Net decrease	(2,589,374)	(1,160,097)		$(50,227,697)	$(20,366,941)

abfunds.com	AB DISCOVERY VALUE FUND | 31

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Advisor Class
Shares sold	11,941,528	9,875,740	$266,637,008	$184,120,236

Shares issued in reinvestment of dividends and distributions	1,641,187	3,452,799	36,549,243	62,668,309

Shares redeemed	(10,397,304)	(15,329,861)	(232,870,075)	(294,404,403)

Net increase (decrease)	3,185,411	(2,001,322)	$70,316,176	$(47,615,858)

Class R
Shares sold	521,623	828,305	$11,133,839	$15,258,542

Shares issued in reinvestment of dividends and distributions	156,988	350,183	3,342,275	6,100,182

Shares redeemed	(825,994)	(1,939,626)	(17,607,148)	(35,532,741)

Net decrease	(147,383)	(761,138)	$(3,131,034)	$(14,174,017)

Class K
Shares sold	407,508	645,854	$8,799,510	$11,963,023

Shares issued in reinvestment of dividends and distributions	101,452	201,724	2,183,243	3,544,294

Shares redeemed	(1,014,437)	(1,069,770)	(21,722,493)	(19,854,220)

Net decrease	(505,477)	(222,192)	$(10,739,740)	$(4,346,903)

Class I
Shares sold	2,033,946	4,597,347	$44,213,401	$82,135,531

Shares issued in reinvestment of dividends and distributions	425,591	644,703	9,214,055	11,391,902

Shares redeemed	(1,744,132)	(3,688,120)	(37,828,298)	(69,057,652)

Net increase	715,405	1,553,930	$15,599,158	$24,469,781

Class Z
Shares sold	10,013,112	5,684,286	$218,273,714	$105,943,245

Shares issued in reinvestment of dividends and distributions	491,227	724,463	10,620,317	12,779,518

Shares redeemed	(2,122,137)	(4,280,456)	(45,987,290)	(80,546,321)

Net increase	8,382,202	2,128,293	$182,906,741	$38,176,442

At May 31, 2017, a shareholder of the Fund owned 11% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

32 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For the year ended November 30, 2016, the Fund received proceeds of $1,391 in connection with a residual distribution from the Alliance Fair Fund relating to regulatory settlements in 2004. This amount is presented in the Fund’s statement of changes in net assets.

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2017.

abfunds.com	AB DISCOVERY VALUE FUND | 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$4,185,537	$36,128,508
Net long-term capital gains	136,956,944	265,785,747

Total taxable distributions paid	$141,142,481	$301,914,255

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,319,786
Undistributed capital gain	83,814,450
Unrealized appreciation/(depreciation)	536,012,722	(a)

Total accumulated earnings/(deficit)	$624,146,958

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2016, the Fund did not have any capital loss carryforwards.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 22.12	$ 20.19	$ 22.91	$ 22.87	$ 17.40	$ 16.11

Income From Investment Operations
Net investment income(a)	.01	(b)	.05	(b)	.03	.10	.05	.06	(b)
Net realized and unrealized gain on investment transactions	.04	3.02	.13	2.00	6.31	2.18
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.05	3.07	.16	2.10	6.36	2.24

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.00	)(d)	(.10)	(.05)	(.06)	(.03)
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	(.83)	(.92)

Total dividends and distributions	(.76)	(1.14)	(2.88)	(2.06)	(.89)	(.95)

Net asset value, end of period	$ 21.41	$ 22.12	$ 20.19	$ 22.91	$ 22.87	$ 17.40

Total Return
Total investment return based on net asset value(e)	.16%	16.56	%*	.87%	10.04%	38.20%	14.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$503,577	$516,153	$549,547	$649,671	$730,909	$523,130
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.11	%^	1.16%	1.20%	1.21%	1.22%	1.25%
Expenses, before waivers/reimbursements(f)	1.12	% ^	1.16%	1.20%	1.21%	1.22%	1.28%
Net investment income	.10	%(b)^	.25	%(b)	.16%	.45%	.27%	.35	%(b)
Portfolio turnover rate	22%	57%	47%	50%	56%	63%

See footnote summary on page 43.

abfunds.com	AB DISCOVERY VALUE FUND | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class B
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 20.84	$ 19.11	$ 21.83	$ 21.87	$ 16.66	$ 15.47

Income From Investment Operations
Net investment income (loss)(a)(g)	(.00	)(b)(d)	.03	(b)	.02	.08	.05	.04
Net realized and unrealized gain on investment transactions	.03	2.84	.11	1.91	6.03	2.08
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.03	2.87	.13	1.99	6.08	2.12

Less: Dividends and Distributions
Dividends from net investment income	(.00	)(d)	– 0	–	(.07)	(.02)	(.04)	(.01)
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	(.83)	(.92)

Total dividends and distributions	(.72)	(1.14)	(2.85)	(2.03)	(.87)	(.93)

Net asset value, end of period	$ 20.15	$ 20.84	$ 19.11	$ 21.83	$ 21.87	$ 16.66

Total Return
Total investment return based on net asset value(e)	.11%	16.44	%*	.78%	9.97%	38.14%	14.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,645	$3,702	$6,026	$11,597	$17,356	$21,546
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.24	%^	1.27%	1.27%	1.27%	1.29%	1.36%
Expenses, before waivers/reimbursements(f)	1.90	%^	1.92%	1.92%	1.92%	1.94%	2.04%
Net investment income (loss)(g)	(.03	)%(b)^	.18	%(b)	.10%	.40%	.25%	.24%
Portfolio turnover rate	22%	57%	47%	50%	56%	63%

See footnote summary on page 43.

36 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 19.85	$ 18.37	$ 21.13	$ 21.35	$ 16.35	$ 15.28

Income From Investment Operations
Net investment loss(a)	(.06	)(b)	(.08	)(b)	(.10)	(.05)	(.08)	(.06	)(b)
Net realized and unrealized gain on investment transactions	.03	2.70	.12	1.84	5.91	2.05
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.03)	2.62	.02	1.79	5.83	1.99

Less: Distributions
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	(.83)	(.92)

Net asset value, end of period	$ 19.10	$ 19.85	$ 18.37	$ 21.13	$ 21.35	$ 16.35

Total Return
Total investment return based on net asset value(e)	(.22)%	15.69	%*	.19%	9.22%	37.25%	13.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,204	$143,061	$153,736	$174,848	$171,167	$131,370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.86	%^	1.90%	1.90%	1.91%	1.93%	1.96%
Expenses, before waivers/reimbursements(f)	1.87	%^	1.90%	1.90%	1.91%	1.93%	2.00%
Net investment loss	(.66	)%(b)^	(.49	)%(b)	(.55)%	(.26)%	(.42)%	(.36	)%(b)
Portfolio turnover rate	22%	57%	47%	50%	56%	63%

See footnote summary on page 43.

abfunds.com	AB DISCOVERY VALUE FUND | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 22.62	$ 20.63	$ 23.35	$ 23.27	$ 17.70	$ 16.37

Income From Investment Operations
Net investment income(a)	.04	(b)	.10	(b)	.09	.17	.12	.11	(b)
Net realized and unrealized gain on investment transactions	.04	3.08	.14	2.03	6.40	2.21
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.08	3.18	.23	2.20	6.52	2.32

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.05)	(.17)	(.11)	(.12)	(.07)
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	(.83)	(.92)

Total dividends and distributions	(.81)	(1.19)	(2.95)	(2.12)	(.95)	(.99)

Net asset value, end of period	$ 21.89	$ 22.62	$ 20.63	$ 23.35	$ 23.27	$ 17.70

Total Return
Total investment return based on net asset value(e)	.28%	16.83	%*	1.21%	10.34%	38.58%	15.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,252,390	$1,221,938	$1,155,700	$991,020	$895,950	$620,539
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.86	%^	.89%	.90%	.91%	.93%	.96%
Expenses, before waivers/reimbursements(f)	.87	%^	.90%	.90%	.91%	.93%	.98%
Net investment income	.34	%(b)^	.50	%(b)	.44%	.74%	.58%	.63	%(b)
Portfolio turnover rate	22%	57%	47%	50%	56%	63%

See footnote summary on page 43.

38 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class R
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 21.57	$ 19.79	$ 22.50	$ 22.53	$ 17.17	$ 15.93

Income From Investment Operations
Net investment income (loss)(a)	(.03	)(b)	(.02	)(b)	(.03)	.03	(.00	)(d)	.02	(b)
Net realized and unrealized gain on investment transactions	.04	2.94	.13	1.95	6.22	2.14
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.01	2.92	.10	1.98	6.22	2.16

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.03)	– 0	–	(.03)	– 0	–
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	(.83)	(.92)

Total dividends and distributions	(.72)	(1.14)	(2.81)	(2.01)	(.86)	(.92)

Net asset value, end of period	$ 20.86	$ 21.57	$ 19.79	$ 22.50	$ 22.53	$ 17.17

Total Return
Total investment return based on net asset value(e)	(.01)%	16.11	%*	.56%	9.61%	37.81%	14.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,627	$100,017	$106,830	$138,740	$144,845	$134,801
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.52	%^	1.52%	1.54%	1.54%	1.54%	1.51%
Expenses, before waivers/reimbursements(f)	1.53	%^	1.53%	1.54%	1.54%	1.54%	1.56%
Net investment income (loss)	(.32	)%(b)^	(.11	)%(b)	(.17)%	.12%	(.01)%	.10	%(b)
Portfolio turnover rate	22%	57%	47%	50%	56%	63%

See footnote summary on page 43.

abfunds.com	AB DISCOVERY VALUE FUND | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class K
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 21.82	$ 19.95	$ 22.67	$ 22.66	$ 17.27	$ 16.00

Income From Investment Operations
Net investment income(a)	– 0	–(b)	.03	(b)	.03	.09	.05	.06	(b)
Net realized and unrealized gain on investment transactions	.04	2.98	.13	1.98	6.24	2.16
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.04	3.01	.16	2.07	6.29	2.22

Less: Dividends and Distributions
Dividends from net investment income	(.03)	– 0	–	(.10)	(.05)	(.07)	(.03)
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	(.83)	(.92)

Total dividends and distributions	(.75)	(1.14)	(2.88)	(2.06)	(.90)	(.95)

Net asset value, end of period	$ 21.11	$ 21.82	$ 19.95	$ 22.67	$ 22.66	$ 17.27

Total Return
Total investment return based on net asset value(e)	.12%	16.45	%*	.87%	10.01%	38.13%	14.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,790	$63,529	$62,512	$68,981	$70,370	$50,852
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.21	%^	1.21%	1.23%	1.23%	1.23%	1.22%
Expenses, before waivers/reimbursements(f)	1.22	%^	1.22%	1.23%	1.23%	1.23%	1.25%
Net investment income	0	%(b)^	.19	%(b)	.13%	.43%	.26%	.39	%(b)
Portfolio turnover rate	22%	57%	47%	50%	56%	63%

See footnote summary on page 43.

40 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 22.01	$ 20.10	$ 22.83	$ 22.80	$ 17.36	$ 16.08

Income From Investment Operations
Net investment income(a)	.04	(b)	.09	(b)	.10	.17	.12	.12	(b)
Net realized and unrealized gain on investment transactions	.04	3.01	.13	1.99	6.28	2.16
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.08	3.10	.23	2.16	6.40	2.28

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.05)	(.18)	(.12)	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	(.83)	(.92)

Total dividends and distributions	(.81)	(1.19)	(2.96)	(2.13)	(.96)	(1.00)

Net asset value, end of period	$ 21.28	$ 22.01	$ 20.10	$ 22.83	$ 22.80	$ 17.36

Total Return
Total investment return based on net asset value(e)	.31%	16.85	%*	1.21%	10.39%	38.64%	15.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$254,338	$247,354	$194,660	$307,096	$331,014	$159,682
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.86	%^	.88%	.88%	.89%	.89%	.89%
Expenses, before waivers/reimbursements(f)	.87	%^	.89%	.88%	.89%	.89%	.90%
Net investment income	.34	%(b)^	.50	%(b)	.48%	.77%	.59%	.73	%(b)
Portfolio turnover rate	22%	57%	47%	50%	56%	63%

See footnote summary on page 43.

abfunds.com	AB DISCOVERY VALUE FUND | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,	October 15, 2013(h) to November 30, 2013
2016	2015	2014

Net asset value, beginning of period	$ 21.99	$ 20.09	$ 22.82	$ 22.80	$ 21.72

Income From Investment Operations
Net investment income(a)	.05	(b)	.11	(b)	.10	.16	.02
Net realized and unrealized gain on investment transactions	.03	2.99	.15	2.00	1.06
Capital contributions	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.08	3.10	.25	2.16	1.08

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.06)	(.20)	(.13)	– 0	–
Distributions from net realized gain on investment transactions	(.72)	(1.14)	(2.78)	(2.01)	– 0	–

Total dividends and distributions	(.82)	(1.20)	(2.98)	(2.14)	– 0	–

Net asset value, end of period	$ 21.25	$ 21.99	$ 20.09	$ 22.82	$ 22.80

Total Return
Total investment return based on net asset value(e)	.33%	16.93	%*	1.30%	10.42%	4.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$448,063	$279,294	$212,344	$42,049	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.78	%^	.80%	.81%	.81%	.75	%^
Expenses, before waivers/reimbursements(f)	.79	%^	.80%	.81%	.81%	.75	%^
Net investment income	.45	%(b)^	.59	%(b)	.48%	.74%	.83	%^
Portfolio turnover rate.	22%	57%	47%	50%	56%

See footnote summary on page 43.

42 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $0.00005.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2017 and year ended November 30, 2016, such waiver amounted to 0.01% and 0.01%, respectively, annualized for the Fund.

(g)	Net of fees and expenses waived by the Distributor.

(h)	Commencement of distribution.

*	Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended November 30, 2016 by 0.0001%.

^	Annualized.

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 43

BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Joseph G. Paul(2), Senior Vice President

James W. MacGregor(2), Vice President

Shri Singhvi(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Small/Mid Cap Value Senior Investment Management Team. Messrs. Paul, MacGregor and Singhvi are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

44 | AB DISCOVERY VALUE FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Fund (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

abfunds.com	AB DISCOVERY VALUE FUND | 45

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive

46 | AB DISCOVERY VALUE FUND	abfunds.com

brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such

abfunds.com	AB DISCOVERY VALUE FUND | 47

arrangements. The directors compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels, and that the Fund’s net assets were approximately at the level of the first breakpoint. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

48 | AB DISCOVERY VALUE FUND	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

abfunds.com	AB DISCOVERY VALUE FUND | 49

NOTES

50 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES

abfunds.com	AB DISCOVERY VALUE FUND | 51

NOTES

52 | AB DISCOVERY VALUE FUND	abfunds.com

AB DISCOVERY VALUE FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

DV-0152-0517

MAY    05.31.17

SEMI-ANNUAL REPORT

AB INTERNATIONAL VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB International Value Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB INTERNATIONAL VALUE FUND | 1

SEMI-ANNUAL REPORT

July 10, 2017

This report provides management’s discussion of fund performance for AB International Value Fund for the semi-annual reporting period ended May 31, 2017.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2017 (unaudited)

	6 Months	12 Months
AB INTERNATIONAL VALUE FUND[1]
Class A Shares	16.88%	15.52%
Class B Shares[2]	16.45%	14.69%
Class C Shares	16.51%	14.63%
Advisor Class Shares[3]	17.12%	15.88%
Class R Shares[3]	16.80%	15.24%
Class K Shares[3]	16.95%	15.59%
Class I Shares[3]	17.23%	16.16%
MSCI EAFE Index (net)	17.91%	16.44%

1	Includes the impact of a non-recurring refund for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended May 31, 2017, by 0.01% and 0.01%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (net), for the six- and 12-month periods ended May 31, 2017.

For both periods, all share classes of the Fund underperformed the benchmark, before sales charges. During the six-month period, security selection in the industrial commodities, telecommunications and health care sectors detracted from relative returns, as did an underweight in consumer staples. Country selection (a result of bottom-up security analysis combined with fundamental research) also detracted, particularly an underweight in

2 | AB INTERNATIONAL VALUE FUND	abfunds.com

Spain and overweights in Russia and Canada. Conversely, security selection in capital equipment, technology and transportation, along with overweights in technology and telecommunications benefited performance. Overweights in South Korea and Argentina also added to returns.

For the 12-month period, an overweight in telecommunications and an underweight in industrial commodities, along with security selection in the energy, industrial commodities and telecommunications sectors detracted from relative returns. An underweight in the UK and an overweight to Brazil also detracted. Contributors included an overweight to energy and an underweight to construction & housing, as well as security selection in technology and financials. The Fund’s overweight to South Korea and Japan also benefited returns.

The Fund utilized derivatives in the form of currency forwards for hedging and investment purposes, which added during the six-month period but detracted during the 12-month period, in absolute terms.

MARKET REVIEW AND INVESTMENT STRATEGY

International equities continued their steady climb during the six-month period ended May 31, 2017. US President Donald Trump’s administration dominated headlines during the period. Markets vacillated between high hopes for pro-growth policies and concerns over policy risk after several false starts on his reform agenda. In general, investors seemed to look past White House turmoil and focus on an improving economic outlook and upbeat corporate earnings. Geopolitics also played a role outside the US. In France, investors embraced the election of centrist, pro-European Union candidate Emmanuel Macron. In contrast, UK investors were taken aback by Prime Minister Theresa May’s call for a snap parliamentary election three years ahead of schedule.

Central bank posturing also influenced sentiment during the period. European central banks generally maintained an easing bias through the six-month period, while in December and March, the US Federal Reserve raised interest rates for the second and third time since the financial crisis in 2008, in moves widely telegraphed to markets.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide. Under normal market conditions, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Adviser) in securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries.

(continued on next page)

abfunds.com	AB INTERNATIONAL VALUE FUND | 3

The Fund invests in companies that are determined by the Adviser to be undervalued, using a fundamental value approach. In selecting securities for the Fund’s portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose stocks are priced low in relation to their perceived long-term earnings power.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and “semi-governmental securities”, and enter into forward commitments.

4 | AB INTERNATIONAL VALUE FUND	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EAFE Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets, excluding the US and Canada. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns reflect the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s value approach, may be underperforming the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: When the Fund borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements, forward commitments, or by borrowing money.

abfunds.com	AB INTERNATIONAL VALUE FUND | 5

DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB INTERNATIONAL VALUE FUND	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	15.52%	10.57%
5 Years	10.02%	9.08%
10 Years	-2.82%	-3.24%
CLASS B SHARES
1 Year	14.69%	10.69%
5 Years	9.21%	9.21%
10 Years[1]	-3.41%	-3.41%
CLASS C SHARES
1 Year	14.63%	13.63%
5 Years	9.25%	9.25%
10 Years	-3.52%	-3.52%
ADVISOR CLASS SHARES[2]
1 Year	15.88%	15.88%
5 Years	10.35%	10.35%
10 Years	-2.54%	-2.54%
CLASS R SHARES[2]
1 Year	15.24%	15.24%
5 Years	9.79%	9.79%
10 Years	-3.04%	-3.04%
CLASS K SHARES[2]
1 Year	15.59%	15.59%
5 Years	10.14%	10.14%
10 Years	-2.74%	-2.74%
CLASS I SHARES[2]
1 Year	16.16%	16.16%
5 Years	10.61%	10.61%
10 Years	-2.34%	-2.34%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.50%, 2.28%, 2.25%, 1.25%, 1.71%, 1.40% and 0.97% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB INTERNATIONAL VALUE FUND | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	16.96%
5 Years	7.72%
10 Years	-3.31%
CLASS B SHARES
1 Year	17.23%
5 Years	7.83%
10 Years[1]	-3.48%
CLASS C SHARES
1 Year	20.33%
5 Years	7.86%
10 Years	-3.60%
ADVISOR CLASS SHARES[2]
1 Year	22.52%
5 Years	8.97%
10 Years	-2.61%
CLASS R SHARES[2]
1 Year	21.94%
5 Years	8.41%
10 Years	-3.10%
CLASS K SHARES[2]
1 Year	22.28%
5 Years	8.76%
10 Years	-2.81%
CLASS I SHARES[2]
1 Year	22.76%
5 Years	9.22%
10 Years	-2.42%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB INTERNATIONAL VALUE FUND	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB INTERNATIONAL VALUE FUND | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,168.80	$8.06	1.49%
Hypothetical**	$1,000	$1,017.50	$7.49	1.49%
Class B
Actual	$1,000	$1,164.50	$12.41	2.30%
Hypothetical**	$1,000	$1,013.46	$11.55	2.30%
Class C
Actual	$1,000	$1,165.10	$12.15	2.25%
Hypothetical**	$1,000	$1,013.71	$11.30	2.25%
Advisor Class
Actual	$1,000	$1,171.20	$6.71	1.24%
Hypothetical**	$1,000	$1,018.75	$6.24	1.24%
Class R
Actual	$1,000	$1,168.00	$9.35	1.73%
Hypothetical**	$1,000	$1,016.31	$8.70	1.73%
Class K
Actual	$1,000	$1,169.50	$7.68	1.42%
Hypothetical**	$1,000	$1,017.85	$7.14	1.42%
Class I
Actual	$1,000	$1,172.30	$5.36	0.99%
Hypothetical**	$1,000	$1,020.00	$4.99	0.99%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

10 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO SUMMARY

May 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $275.5

1	All data are as of May 31, 2017. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following countries: Argentina, Brazil, China, Hong Kong, Israel, Portugal, Russia and Taiwan.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB INTERNATIONAL VALUE FUND | 11

TEN LARGEST HOLDINGS1

May 31, 2017 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Nippon Telegraph & Telephone Corp.	$10,652,307	3.9%
Royal Dutch Shell PLC	9,795,561	3.6
British American Tobacco PLC	9,683,290	3.5
BT Group PLC	8,844,670	3.2
Koninklijke Ahold Delhaize NV	8,490,527	3.1
Sanofi	7,245,773	2.6
Roche Holding AG	7,135,525	2.6
Vodafone Group PLC	6,885,463	2.5
Nokia Oyj	6,224,938	2.3
Airbus SE	5,897,236	2.1
	$80,855,290	29.4%

1	Long-term investments.

12 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

May 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Financials – 20.9%
Banks – 17.3%
Australia & New Zealand Banking Group Ltd.	247,990	$5,153,969
Barclays PLC	1,358,720	3,677,726
BNP Paribas SA(a)	83,320	5,882,421
BOC Hong Kong Holdings Ltd.	1,013,500	4,572,473
Danske Bank A/S	112,490	4,212,294
DNB ASA	240,040	4,070,747
Erste Group Bank AG(b)	127,940	4,646,581
ING Groep NV	342,275	5,744,661
Itau Unibanco Holding SA (Preference Shares)	174,000	1,911,556
KB Financial Group, Inc.	50,280	2,403,378
Mitsubishi UFJ Financial Group, Inc.	878,800	5,453,217

		47,729,023

Capital Markets – 2.7%
Amundi SA(c)	31,041	2,120,811
Credit Suisse Group AG (REG)(b)	380,629	5,198,026

		7,318,837

Consumer Finance – 0.9%
Hitachi Capital Corp.	101,000	2,343,691

Insurance – 0.0%
Dongbu Insurance Co., Ltd.	1,280	77,361

		57,468,912

Telecommunication Services – 12.3%
Diversified Telecommunication Services – 9.8%
BT Group PLC	2,225,940	8,844,670
China Unicom Hong Kong Ltd.(b)	3,012,000	4,324,914
Nippon Telegraph & Telephone Corp.	221,500	10,652,307
TDC A/S	520,800	3,106,582

		26,928,473

Wireless Telecommunication Services – 2.5%
Vodafone Group PLC	2,305,626	6,885,463

		33,813,936

Information Technology – 11.4%
Communications Equipment – 2.3%
Nokia Oyj	983,240	6,224,938

Electronic Equipment, Instruments & Components – 1.1%
Largan Precision Co., Ltd.	20,000	3,155,422

Internet Software & Services – 2.1%
Yahoo Japan Corp.	1,289,000	5,785,876

abfunds.com	AB INTERNATIONAL VALUE FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 2.7%
SCREEN Holdings Co., Ltd.	39,600	$2,878,950
Sumco Corp.	281,200	4,634,657

		7,513,607

Software – 1.6%
Nintendo Co., Ltd.	14,700	4,456,545

Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co., Ltd.	2,190	4,361,830

		31,498,218

Consumer Staples – 11.3%
Food & Staples Retailing – 3.1%
Koninklijke Ahold Delhaize NV	384,687	8,490,527

Food Products – 1.2%
Orkla ASA	340,650	3,408,433

Household Products – 1.5%
Henkel AG & Co. KGaA (Preference Shares)	29,610	4,158,690

Tobacco – 5.5%
British American Tobacco PLC	135,350	9,683,290
Japan Tobacco, Inc.	142,200	5,344,005

		15,027,295

		31,084,945

Consumer Discretionary – 10.4%
Auto Components – 4.1%
Faurecia(a)	47,620	2,509,631
Hankook Tire Co., Ltd.	36,720	1,997,667
Magna International, Inc. (New York) – Class A	89,580	4,012,288
Sumitomo Electric Industries Ltd.	168,700	2,673,187

		11,192,773

Automobiles – 3.5%
Honda Motor Co., Ltd.	165,500	4,636,516
Peugeot SA	251,080	4,965,075

		9,601,591

Household Durables – 1.7%
Panasonic Corp.	358,200	4,593,334

Textiles, Apparel & Luxury Goods – 1.1%
HUGO BOSS AG(a)	41,370	3,118,590

		28,506,288

14 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 10.3%
Aerospace & Defense – 3.1%
Airbus SE	71,707	$5,897,236
BAE Systems PLC	325,300	2,800,038

		8,697,274

Airlines – 5.5%
International Consolidated Airlines Group SA	581,420	4,534,479
Japan Airlines Co., Ltd.	173,900	5,097,791
Qantas Airways Ltd.	1,458,384	5,432,628

		15,064,898

Machinery – 1.7%
IHI Corp.(b)	1,235,000	4,642,577

		28,404,749

Materials – 7.2%
Chemicals – 5.2%
Air Water, Inc.	141,100	2,541,173
Arkema SA	40,101	4,193,254
Incitec Pivot Ltd.	919,710	2,339,115
Johnson Matthey PLC	63,230	2,540,552
Nippon Shokubai Co., Ltd.	43,900	2,683,290

		14,297,384

Metals & Mining – 2.0%
BlueScope Steel Ltd.	172,318	1,471,384
Gerdau SA (Preference Shares)	676,500	1,994,410
MMC Norilsk Nickel PJSC (ADR)	11,471	159,676
MMC Norilsk Nickel PJSC (ADR) (London)	145,646	2,026,807

		5,652,277

		19,949,661

Energy – 7.2%
Energy Equipment & Services – 0.2%
Petrofac Ltd.	97,128	476,896

Oil, Gas & Consumable Fuels – 7.0%
Canadian Natural Resources Ltd. (Toronto)	81,940	2,362,027
JXTG Holdings, Inc.	974,200	4,249,403
Royal Dutch Shell PLC (Euronext Amsterdam) –Class A	167,830	4,563,153
Royal Dutch Shell PLC – Class A	192,511	5,232,408
YPF SA (Sponsored ADR)	119,572	2,948,646

		19,355,637

		19,832,533

Health Care – 6.3%
Pharmaceuticals – 6.3%
Roche Holding AG	25,990	7,135,525
Sanofi(a)	73,150	7,245,773

abfunds.com	AB INTERNATIONAL VALUE FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	110,380	$3,075,187

		17,456,485

Utilities – 1.7%
Electric Utilities – 1.0%
EDP – Energias de Portugal SA	772,563	2,842,501

Water Utilities – 0.7%
Pennon Group PLC	156,500	1,857,774

		4,700,275

Total Common Stocks (cost $236,491,093)		272,716,002

RIGHTS – 0.1%
Financials – 0.1%
Capital Markets – 0.1%
Credit Suisse Group AG, expiring 6/07/17(b) (cost $0)	380,629	176,845

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.64%(d)(e) (cost $847,173)	847,173	847,173

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $237,338,266)		273,740,020

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.64%(d)(e) (cost $11,175,521)	11,175,521	11,175,521

Total Investments – 103.4% (cost $248,513,787)		284,915,541
Other assets less liabilities – (3.4)%		(9,432,773)

Net Assets – 100.0%		$275,482,768

16 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	5,859	USD	1,782	6/02/17	$(28,120)
Bank of America, NA	USD	1,806	BRL	5,859	6/02/17	4,326
Bank of America, NA	CAD	6,588	USD	4,831	6/15/17	(46,745)
Bank of America, NA	INR	355,621	USD	5,510	6/15/17	534
Bank of America, NA	USD	5,104	CAD	6,821	6/15/17	(53,668)
Bank of America, NA	USD	5,455	INR	355,621	9/15/17	3,070
Barclays Bank PLC	CAD	8,574	USD	6,355	6/15/17	6,181
Barclays Bank PLC	JPY	675,095	USD	5,874	6/15/17	(224,886)
Barclays Bank PLC	NOK	26,111	USD	3,038	6/15/17	(52,998)
Barclays Bank PLC	TWD	68,646	USD	2,275	6/15/17	(2,992)
Barclays Bank PLC	USD	774	GBP	635	6/15/17	44,069
Barclays Bank PLC	INR	177,324	USD	2,716	9/15/17	(5,697)
BNP Paribas SA	USD	6,755	JPY	736,476	6/15/17	(101,580)
BNP Paribas SA	USD	681	KRW	772,255	6/15/17	9,381
BNP Paribas SA	USD	2,238	NOK	18,900	6/15/17	(595)
BNP Paribas SA	AUD	1,290	USD	961	9/15/17	3,876
BNP Paribas SA	JPY	137,771	USD	1,244	9/15/17	(6,224)
Citibank, NA	CHF	9,632	USD	9,756	6/15/17	(196,578)
Citibank, NA	HKD	5,064	USD	652	6/15/17	1,519
Citibank, NA	KRW	757,015	USD	677	6/15/17	741
Citibank, NA	NOK	19,784	USD	2,379	6/15/17	36,949
Citibank, NA	USD	9,477	CHF	9,458	6/15/17	296,299
Citibank, NA	USD	18,112	EUR	16,705	6/15/17	666,129
Citibank, NA	USD	4,241	JPY	468,831	6/15/17	(5,945)
Citibank, NA	USD	696	KRW	776,188	6/15/17	(2,441)
Citibank, NA	USD	3,717	SEK	33,251	6/15/17	111,482
Citibank, NA	USD	1,699	TWD	51,136	6/15/17	(1,826)
Credit Suisse International	BRL	4,912	USD	1,533	6/02/17	15,400
Credit Suisse International	USD	1,514	BRL	4,912	6/02/17	3,627
Credit Suisse International	USD	4,119	SEK	36,267	6/15/17	57,071
Credit Suisse International	USD	1,026	GBP	794	9/15/17	299
Deutsche Bank AG	BRL	10,771	USD	3,321	6/02/17	(7,953)
Deutsche Bank AG	USD	3,276	BRL	10,771	6/02/17	52,692
Deutsche Bank AG	BRL	10,771	USD	3,253	7/05/17	(51,656)
Goldman Sachs Bank USA	CNY	11,205	USD	1,616	6/15/17	(27,120)
HSBC Bank USA	JPY	152,662	USD	1,382	9/15/17	(2,785)
HSBC Bank USA	USD	1,327	CHF	1,284	9/15/17	7,797
JPMorgan Chase Bank, NA	AUD	9,895	USD	7,554	6/15/17	203,414
JPMorgan Chase Bank, NA	EUR	5,749	USD	6,126	6/15/17	(336,241)
JPMorgan Chase Bank, NA	USD	672	HKD	5,217	6/15/17	(2,608)
JPMorgan Chase Bank, NA	USD	5,313	INR	355,621	6/15/17	196,860
JPMorgan Chase Bank, NA	USD	2,081	SGD	2,941	6/15/17	44,944
Morgan Stanley & Co., Inc.	USD	2,828	GBP	2,186	6/15/17	(10,655)
Morgan Stanley & Co., Inc.	USD	1,317	TRY	4,732	6/15/17	18,544
Northern Trust Co.	ILS	6,108	USD	1,666	6/15/17	(59,518)
Royal Bank of Scotland PLC	AUD	3,108	USD	2,371	6/15/17	61,748
Royal Bank of Scotland PLC	GBP	1,276	USD	1,589	6/15/17	(56,112)
Royal Bank of Scotland PLC	JPY	1,129,821	USD	10,149	6/15/17	(58,141)

abfunds.com	AB INTERNATIONAL VALUE FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	SGD	2,941	USD	2,110	6/15/17	$(16,154)
Royal Bank of Scotland PLC	USD	6,584	AUD	8,768	6/15/17	(70,453)
Royal Bank of Scotland PLC	USD	10,515	CHF	10,559	6/15/17	396,199
Royal Bank of Scotland PLC	USD	1,050	EUR	933	9/15/17	4,116
State Street Bank & Trust Co.	HKD	30,573	USD	3,941	6/15/17	16,878
State Street Bank & Trust Co.	JPY	116,669	USD	1,043	6/15/17	(11,272)
State Street Bank & Trust Co.	USD	5,860	EUR	5,467	6/15/17	285,135
State Street Bank & Trust Co.	USD	878	TRY	3,243	9/15/17	13,218
State Street Bank & Trust Co.	USD	861	ZAR	11,612	9/15/17	9,163
UBS AG	CNY	14,093	USD	2,024	6/15/17	(41,990)
UBS AG	KRW	11,072,215	USD	9,720	6/15/17	(172,880)
UBS AG	TWD	75,784	USD	2,481	6/15/17	(33,736)

						$882,092

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the market value of this security amounted to $2,120,811 or 0.8% of net assets.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

REG – Registered Shares

See notes to financial statements.

18 | AB INTERNATIONAL VALUE FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $236,491,093)	$272,892,847	(a)
Affiliated issuers (cost $12,022,694—including investment of cash collateral for securities loaned of $11,175,521)	12,022,694
Foreign currencies, at value (cost $732,659)	724,605
Unrealized appreciation on forward currency exchange contracts	2,571,661
Unaffiliated dividends and interest receivable	1,930,814
Receivable for investment securities sold and foreign currency transactions	397,233
Receivable for shares of beneficial interest sold	75,456
Affiliated dividends receivable	636

Total assets	290,615,946

Liabilities
Payable for collateral received on securities loaned	11,175,521
Unrealized depreciation on forward currency exchange contracts	1,689,569
Payable for shares of beneficial interest redeemed	1,290,979
Payable for investment securities purchased and foreign currency transactions	523,368
Advisory fee payable	172,733
Distribution fee payable	63,778
Transfer Agent fee payable	31,374
Administrative fee payable	7,860
Accrued expenses	177,996

Total liabilities	15,133,178

Net Assets	$275,482,768

Composition of Net Assets
Paid-in capital	$4,050,306,096
Undistributed net investment income	3,592,571
Accumulated net realized loss on investment and foreign currency transactions	(3,815,703,196)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	37,287,297

	$275,482,768

See notes to financial statements.

abfunds.com	AB INTERNATIONAL VALUE FUND | 19

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$156,231,775	11,221,145	$13.92	*

B	$1,116,785	81,777	$13.66

C	$21,699,483	1,609,428	$13.48

Advisor	$64,549,489	4,534,107	$14.24

R	$16,716,239	1,211,099	$13.80

K	$12,311,955	886,939	$13.88

I	$2,857,042	205,231	$13.92

(a)	Includes securities on loan with a value of $10,574,605 (see Note E).

*	The maximum offering price per share for Class A shares was $14.54 which reflects a sales charge of 4.25%.

See notes to financial statements.

20 | AB INTERNATIONAL VALUE FUND	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $971,459)	$4,593,352
Affiliated issuers	22,224
Securities lending income	39,092
Other income(a)	36,119	$4,690,787

Expenses
Advisory fee (see Note B)	1,006,627
Distribution fee—Class A	168,738
Distribution fee—Class B	5,723
Distribution fee—Class C	194,769
Distribution fee—Class R	40,096
Distribution fee—Class K	14,616
Transfer agency—Class A	184,381
Transfer agency—Class B	1,908
Transfer agency—Class C	54,563
Transfer agency—Advisor Class	86,034
Transfer agency—Class R	20,851
Transfer agency—Class K	11,693
Transfer agency—Class I	264
Custodian	90,965
Registration fees	50,710
Printing	47,486
Audit and tax	33,192
Administrative	24,376
Legal	19,305
Trustees’ fees	13,083
Miscellaneous	17,917

Total expenses	2,087,297
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(6,426)

Net expenses		2,080,871

Net investment income		2,609,916

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		4,656,297
Foreign currency transactions		(87,156)
Net change in unrealized appreciation/depreciation of:
Investments		33,499,265
Foreign currency denominated assets and liabilities		1,271,423

Net gain on investment and foreign currency transactions		39,339,829

Net Increase in Net Assets from Operations		$41,949,745

(a)	Other income represents a refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

abfunds.com	AB INTERNATIONAL VALUE FUND | 21

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,609,916	$4,503,102
Net realized gain (loss) on investment and foreign currency transactions	4,569,141	(17,530,464)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	34,770,688	(2,663,708)

Net increase (decrease) in net assets from operations	41,949,745	(15,691,070)
Dividends to Shareholders from
Net investment income
Class A	(219,427)	(2,314,659)
Class C	– 0	–	(332,256)
Advisor Class	(210,617)	(1,317,553)
Class R	(6,293)	(201,072)
Class K	(30,035)	(167,320)
Class I	(14,106)	(67,664)
Transactions in Shares of Beneficial Interest
Net decrease	(28,143,014)	(62,634,208)

Total increase (decrease)	13,326,253	(82,725,802)
Net Assets
Beginning of period	262,156,515	344,882,317

End of period (including undistributed net investment income of $3,592,571 and $1,463,133, respectively)	$275,482,768	$262,156,515

See notes to financial statements.

22 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

abfunds.com	AB INTERNATIONAL VALUE FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

24 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and

abfunds.com	AB INTERNATIONAL VALUE FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,911,556		$55,557,356		$	– 0	–	$57,468,912
Telecommunication Services	– 0	–	33,813,936			– 0	–	33,813,936
Information Technology	– 0	–	31,498,218			– 0	–	31,498,218
Consumer Staples	– 0	–	31,084,945			– 0	–	31,084,945
Consumer Discretionary	4,012,288		24,494,000			– 0	–	28,506,288
Industrials	– 0	–	28,404,749			– 0	–	28,404,749
Materials	2,154,086		17,795,575			– 0	–	19,949,661
Energy	5,310,673		14,521,860			– 0	–	19,832,533
Health Care	3,075,187		14,381,298			– 0	–	17,456,485
Utilities	– 0	–	4,700,275			– 0	–	4,700,275
Rights	176,845		– 0	–		– 0	–	176,845
Short-Term Investments	847,173		– 0	–		– 0	–	847,173
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,175,521		– 0	–		– 0	–	11,175,521

Total Investments in Securities	28,663,329		256,252,212	(a)		– 0	–	284,915,541
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,571,661			– 0	–	2,571,661
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,689,569)			– 0	–	(1,689,569)

Total(c)(d)	$28,663,329		$257,134,304		$	– 0	–	$285,797,633

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	An amount of $4,202,853 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

(d)	There were no transfers from Level 1 to Level 2 during the reporting period.

26 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

abfunds.com	AB INTERNATIONAL VALUE FUND | 27

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In consideration of recent decisions rendered by the European courts, the Fund filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2008 through 2010. These filings are subject to various administrative and judicial proceedings within these countries. In July 2015, the Fund successfully recovered taxes withheld by Finland for the aforementioned calendar years in the amount of 986,466 EUR. Approximately 40% of this amount was utilized as a foreign tax offset in fiscal year 2015. The Fund may incur a liability to the Internal Revenue Service for the remaining balance, although the amount of this liability cannot be determined at this time. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

28 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2017, the reimbursement for such services amounted to $24,376.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $117,937 for the six months ended May 31, 2017.

abfunds.com	AB INTERNATIONAL VALUE FUND | 29

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,021 from the sale of Class A shares and received $587, $130 and $230 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2017, such waiver amounted to $1,132. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$1,453	$28,546	$29,152	$847	$3

Brokerage commissions paid on investment transactions for the six months ended May 31, 2017 amounted to $109,448, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective February 27, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their

30 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,509,968, $6,459,011, $2,298,155 and $2,387,878 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$70,653,431		$94,456,331
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$47,606,112
Gross unrealized depreciation	(11,204,358)

Net unrealized appreciation	$36,401,754

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

abfunds.com	AB INTERNATIONAL VALUE FUND | 31

NOTES TO FINANCIAL STATEMENTS (continued)

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2017, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate

32 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended May 31, 2017, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$2,571,661	Unrealized depreciation on forward currency exchange contracts	$1,689,569

Total		$2,571,661		$1,689,569

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$(27,460)	$1,116,280

Total		$(27,460)	$1,116,280

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2017:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$87,390,447
Average principal amount of sale contracts	$87,514,528

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by

abfunds.com	AB INTERNATIONAL VALUE FUND | 33

NOTES TO FINANCIAL STATEMENTS (continued)

counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received	Security Collateral Received	Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$7,930	$(7,930)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	50,250	(50,250)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	13,257	(13,257)	– 0	–	– 0	–	– 0	–
Citibank, NA	1,113,119	(206,790)	– 0	–	– 0	–	906,329
Credit Suisse International	76,397	– 0	–	– 0	–	– 0	–	76,397
Deutsche Bank AG	52,692	(52,692)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	7,797	(2,785)	– 0	–	– 0	–	5,012
JPMorgan Chase Bank, NA	445,218	(338,849)	– 0	–	– 0	–	106,369
Morgan Stanley & Co., Inc.	18,544	(10,655)	– 0	–	– 0	–	7,889
Royal Bank of Scotland PLC	462,063	(200,860)	– 0	–	– 0	–	261,203
State Street Bank & Trust Co.	324,394	(11,272)	– 0	–	– 0	–	313,122

Total	$2,571,661	$(895,340)	$	– 0	–	$	– 0	–	$1,676,321	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged	Security Collateral Pledged	Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$128,533	$(7,930)	$	– 0	–	$	– 0	–	$120,603
Barclays Bank PLC	286,573	(50,250)	– 0	–	– 0	–	236,323
BNP Paribas SA	108,399	(13,257)	– 0	–	– 0	–	95,142
Citibank, NA	206,790	(206,790)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	59,609	(52,692)	– 0	–	– 0	–	6,917
Goldman Sachs Bank USA	27,120	– 0	–	– 0	–	– 0	–	27,120
HSBC Bank USA	2,785	(2,785)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	338,849	(338,849)	– 0	–	– 0	–	– 0	–
Morgan Stanley & Co., Inc.	10,655	(10,655)	– 0	–	– 0	–	– 0	–
Northern Trust Co.	59,518	– 0	–	– 0	–	– 0	–	59,518
Royal Bank of Scotland PLC	200,860	(200,860)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	11,272	(11,272)	– 0	–	– 0	–	– 0	–
UBS AG	248,606	– 0	–	– 0	–	– 0	–	248,606

Total	$1,689,569	$(895,340)	$	– 0	–	$	– 0	–	$794,229	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

34 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At May 31, 2017,

abfunds.com	AB INTERNATIONAL VALUE FUND | 35

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund had securities on loan with a value of $10,574,605 and had received cash collateral which has been invested into Government Money Market Portfolio of $11,175,521. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $39,092 and $19,601 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended May 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2017, such waiver amounted to $5,294. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)
$ 5,198	$97,730	$91,752	$11,176

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016		Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Class A
Shares sold	549,941	923,567		$7,177,902	$10,885,611

Shares issued in reinvestment of dividends	16,660	175,196		202,918	2,137,394

Shares converted from Class B	15,015	66,087		190,250	787,375

Shares converted from Class C	1,478,791	– 0	–	20,037,612	– 0	–

Shares redeemed	(1,635,922)	(3,656,386)		(21,155,204)	(43,496,867)

Net increase (decrease)	424,485	(2,491,536)		$6,453,478	$(29,686,487)

36 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Class B
Shares sold	2,496	7,249	$31,766	$84,761

Shares converted to Class A	(15,279)	(66,974)	(190,250)	(787,375)

Shares redeemed	(5,946)	(24,773)	(77,382)	(290,818)

Net decrease	(18,729)	(84,498)	$(235,866)	$(993,432)

Class C
Shares sold	78,574	153,719	$990,882	$1,781,804

Shares issued in reinvestment of dividends	– 0	–	24,532	– 0	–	292,419

Shares converted to Class A	(1,526,094)	– 0	–	(20,037,612)	– 0	–

Shares redeemed	(589,667)	(1,297,015)	(7,340,782)	(15,021,411)

Net decrease	(2,037,187)	(1,118,764)	$(26,387,512)	$(12,947,188)

Advisor Class
Shares sold	506,841	658,784	$6,661,968	$7,927,687

Shares issued in reinvestment of dividends	13,798	84,636	171,648	1,053,715

Shares redeemed	(973,959)	(2,010,199)	(12,852,439)	(24,307,069)

Net decrease	(453,320)	(1,266,779)	$(6,018,823)	$(15,325,667)

Class R
Shares sold	126,116	309,679	$1,643,493	$3,620,278

Shares issued in reinvestment of dividends	521	16,587	6,292	200,871

Shares redeemed	(242,115)	(529,459)	(3,105,147)	(6,261,309)

Net decrease	(115,478)	(203,193)	$(1,455,362)	$(2,440,160)

Class K
Shares sold	82,324	169,135	$1,054,679	$1,980,714

Shares issued in reinvestment of dividends	2,474	13,771	30,035	167,320

Shares redeemed	(118,486)	(211,215)	(1,530,818)	(2,514,387)

Net decrease	(33,688)	(28,309)	$(446,104)	$(366,353)

Class I
Shares sold	10,534	39,625	$139,702	$467,999

Shares issued in reinvestment of dividends	717	3,383	8,715	41,101

Shares redeemed	(15,748)	(117,122)	(201,242)	(1,384,021)

Net decrease	(4,497)	(74,114)	$(52,825)	$(874,921)

abfunds.com	AB INTERNATIONAL VALUE FUND | 37

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”)

38 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2017.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$4,400,524	$12,001,087

Total taxable distributions	$4,400,524	$12,001,087

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$475,522
Accumulated capital and other losses	(3,817,962,473	)(a)
Unrealized appreciation/(depreciation)	357,443	(b)

Total accumulated earnings/(deficit)	$(3,817,129,508	)(c)

(a)	As of November 30, 2016, the Fund had a net capital loss carryforward of $3,817,962,473. The Fund had $910,262,011 of capital loss carryforwards expired during the fiscal year.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of refunded EU foreign tax reclaims.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

abfunds.com	AB INTERNATIONAL VALUE FUND | 39

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2016, the Fund had a net capital loss carryforward of $3,817,962,473 which will expire as follows:

Short-Term Amount	Long-Term Amount	Expiration
$3,355,600,017	n/a	2017
200,531,013	n/a	2018
123,201,431	n/a	2019
43,990,389	$94,639,623	no expiration

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

40 | AB INTERNATIONAL VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 11.93	$ 12.67	$ 13.06	$ 13.86	$ 11.24	$ 11.31

Income From Investment Operations
Net investment income(a)	.14	(b)#	.19	(b)	.24	.38	.21	.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.87	(.75)	(.23)	(.55)	2.77	.18
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.01	(.56)	.01	(.17)	2.98	.43

Less: Dividends
Dividends from net investment income	(.02)	(.18)	(.40)	(.63)	(.36)	(.50)

Net asset value, end of period	$ 13.92	$ 11.93	$ 12.67	$ 13.06	$ 13.86	$ 11.24

Total Return
Total investment return based on net asset value(d)	16.88	%#	(4.49)%	.14	%††	(1.19)%	27.13%	4.16	%*†
Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$157	$129	$168	$197	$263	$289
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.49	%^	1.50%	1.41%	1.47%	1.42%	1.41%
Expenses, before waivers/reimbursements	1.50	%^	1.50%	1.41%	1.47%	1.42%	1.41%
Net investment income	2.14	%(b)#^	1.61	%(b)	1.90%	2.80%	1.70%	2.33%
Portfolio turnover rate	27%	58%	71%	60%	56%	34%

See footnote summary on page 48.

abfunds.com	AB INTERNATIONAL VALUE FUND | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class B
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 11.73	$ 12.37	$ 12.70	$ 13.46	$ 10.91	$ 10.95

Income From Investment Operations
Net investment income(a)	.07	(b)#	.09	(b)	.11	.29	.12	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.86	(.73)	(.20)	(.54)	2.69	.18
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.93	(.64)	(.09)	(.25)	2.81	.34

Less: Dividends
Dividends from net investment income	– 0	–	– 0	–	(.24)	(.51)	(.26)	(.38)

Net asset value, end of period	$ 13.66	$ 11.73	$ 12.37	$ 12.70	$ 13.46	$ 10.91

Total Return
Total investment return based on net asset value(d)	16.45	%#	(5.17)%	(.70	)%††	(1.86)%	26.21%	3.30	%*†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,117	$1,179	$2,289	$7,961	$14,653	$19,381
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.30	%^	2.28%	2.23%	2.18%	2.14%	2.19%
Expenses, before waivers/reimbursements	2.30	%^	2.28%	2.23%	2.18%	2.14%	2.19%
Net investment income	1.13	%(b)#^	.80	%(b)	.87%	2.23%	.97%	1.51%
Portfolio turnover rate	27%	58%	71%	60%	56%	34%

See footnote summary on page 48.

42 | AB INTERNATIONAL VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 11.57	$ 12.28	$ 12.67	$ 13.46	$ 10.92	$ 10.97

Income From Investment Operations
Net investment income(a)	.04	(b)#	.10	(b)	.14	.27	.12	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.87	(.74)	(.23)	(.52)	2.69	.17
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.91	(.64)	(.09)	(.25)	2.81	.34

Less: Dividends
Dividends from net investment income	– 0	–	(.07)	(.30)	(.54)	(.27)	(.39)

Net asset value, end of period	$ 13.48	$ 11.57	$ 12.28	$ 12.67	$ 13.46	$ 10.92

Total Return
Total investment return based on net asset value(d)	16.51	%#	(5.22)%	(.62	)%††	(1.87)%	26.26%	3.36	%*†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,699	$42,198	$58,504	$70,775	$88,329	$91,261
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.25	%^	2.25%	2.15%	2.17%	2.13%	2.13%
Expenses, before waivers/reimbursements	2.25	%^	2.25%	2.15%	2.17%	2.13%	2.13%
Net investment income	.72	%(b)#^	.84	%(b)	1.15%	2.05%	.99%	1.57%
Portfolio turnover rate	27%	58%	71%	60%	56%	34%

See footnote summary on page 48.

abfunds.com	AB INTERNATIONAL VALUE FUND | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 12.20	$ 12.96	$ 13.37	$ 14.17	$ 11.49	$ 11.55

Income From Investment Operations
Net investment income(a)	.15	(b)#	.22	(b)	.28	.43	.25	.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.93	(.77)	(.24)	(.55)	2.83	.18
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.08	(.55)	.04	(.12)	3.08	.47

Less: Dividends
Dividends from net investment income	(.04)	(.21)	(.45)	(.68)	(.40)	(.53)

Net asset value, end of period	$ 14.24	$ 12.20	$ 12.96	$ 13.37	$ 14.17	$ 11.49

Total Return
Total investment return based on net asset value(d)	17.12	%#	(4.26)%	.38	%††	(.85)%	27.49%	4.46	%*†
Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$65	$61	$81	$92	$132	$140
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.24	%^	1.25%	1.14%	1.16%	1.12%	1.11%
Expenses, before waivers/reimbursements	1.24	%^	1.25%	1.14%	1.16%	1.12%	1.11%
Net investment income	2.28	%(b)#^	1.84	%(b)	2.16%	3.17%	2.00%	2.57%
Portfolio turnover rate	27%	58%	71%	60%	56%	34%

See footnote summary on page 48.

44 | AB INTERNATIONAL VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class R
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 11.82	$ 12.54	$ 12.96	$ 13.75	$ 11.16	$ 11.24

Income From Investment Operations
Net investment income(a)	.11	(b)#	.16	(b)	.20	.34	.18	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.87	(.75)	(.24)	(.52)	2.76	.17
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.98	(.59)	(.04)	(.18)	2.94	.40

Less: Dividends
Dividends from net investment income	(.00	)(c)	(.13)	(.38)	(.61)	(.35)	(.48)

Net asset value, end of period	$ 13.80	$ 11.82	$ 12.54	$ 12.96	$ 13.75	$ 11.16

Total Return
Total investment return based on net asset value(d)	16.80	%#	(4.69)%	(.23	)%††	(1.35)%	26.92%	3.92	%*†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,716	$15,684	$19,181	$24,286	$30,986	$34,488
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.73	%^	1.71%	1.69%	1.63%	1.61%	1.59%
Expenses, before waivers/reimbursements	1.73	%^	1.71%	1.69%	1.63%	1.61%	1.59%
Net investment income	1.77	%(b)#^	1.38	%(b)	1.60%	2.59%	1.51%	2.16%
Portfolio turnover rate	27%	58%	71%	60%	56%	34%

See footnote summary on page 48.

abfunds.com	AB INTERNATIONAL VALUE FUND | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class K
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 11.90	$ 12.62	$ 13.04	$ 13.86	$ 11.23	$ 11.26

Income From Investment Operations
Net investment income(a)	.14	(b)#	.20	(b)	.25	.36	.22	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.87	(.74)	(.25)	(.51)	2.77	.17
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.01	(.54)	– 0	–	(.15)	2.99	.44

Less: Dividends
Dividends from net investment income	(.03)	(.18)	(.42)	(.67)	(.36)	(.47)

Net asset value, end of period	$ 13.88	$ 11.90	$ 12.62	$ 13.04	$ 13.86	$ 11.23

Total Return
Total investment return based on net asset value(d)	16.95	%#	(4.34)%	.07	%††	(1.06)%	27.28%	4.28	%*†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,312	$10,955	$11,979	$14,257	$23,484	$15,737
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.42	%^	1.40%	1.38%	1.32%	1.30%	1.28%
Expenses, before waivers/reimbursements	1.42	%^	1.40%	1.38%	1.32%	1.30%	1.28%
Net investment income	2.12	%(b)#^	1.72	%(b)	1.93%	2.72%	1.78%	2.54%
Portfolio turnover rate	27%	58%	71%	60%	56%	34%

See footnote summary on page 48.

46 | AB INTERNATIONAL VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 11.94	$ 12.68	$ 13.11	$ 13.92	$ 11.30	$ 11.40

Income From Investment Operations
Net investment income(a)	.17	(b)#	.25	(b)	.31	.44	.26	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.88	(.75)	(.25)	(.54)	2.79	.19
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.05	(.50)	.06	(.10)	3.05	.49

Less: Dividends
Dividends from net investment income	(.07)	(.24)	(.49)	(.71)	(.43)	(.59)

Net asset value, end of period	$ 13.92	$ 11.94	$ 12.68	$ 13.11	$ 13.92	$ 11.30

Total Return
Total investment return based on net asset value(d)	17.23	%#	(3.98)%	.57	%††	(.67)%	27.81%	4.75	%*†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,857	$2,504	$3,598	$3,342	$3,754	$17,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.99	%^	.97%	.93%	.89%	.85%	.85%
Expenses, before waivers/reimbursements	.99	%^	.97%	.93%	.89%	.85%	.85%
Net investment income	2.56	%(b)#^	2.07	%(b)	2.39%	3.30%	2.22%	2.70%
Portfolio turnover rate	27%	58%	71%	60%	56%	34%

See footnote summary on page 48.

abfunds.com	AB INTERNATIONAL VALUE FUND | 47

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

#	For the six months ended May 31, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.03%	.01%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2012 by 0.02%.

†	Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended November 30, 2012 by 0.01%.

††	Includes the impact of foreign withholding tax reclaims received, which enhanced the Fund’s performance for the year ended November 30, 2015 by 0.33%. See Note A.4.

^	Annualized.

See notes to financial statements.

48 | AB INTERNATIONAL VALUE FUND	abfunds.com

BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Tawhid Ali(2), Vice President Takeo Aso(2), Vice President Avi Lavi(2), Vice President	Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the International Value Senior Investment Management Team. Messrs. Ali, Aso, and Lavi are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB INTERNATIONAL VALUE FUND | 49

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Fund (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of

50 | AB INTERNATIONAL VALUE FUND	abfunds.com

their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	AB INTERNATIONAL VALUE FUND | 51

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences

52 | AB INTERNATIONAL VALUE FUND	abfunds.com

between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as

abfunds.com	AB INTERNATIONAL VALUE FUND | 53

among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

54 | AB INTERNATIONAL VALUE FUND	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

abfunds.com	AB INTERNATIONAL VALUE FUND | 55

NOTES

56 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES

abfunds.com	AB INTERNATIONAL VALUE FUND | 57

NOTES

58 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES

abfunds.com	AB INTERNATIONAL VALUE FUND | 59

NOTES

60 | AB INTERNATIONAL VALUE FUND	abfunds.com

AB INTERNATIONAL VALUE FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

IV-0152-0517

MAY    05.31.17

SEMI-ANNUAL REPORT

AB VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Value Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB VALUE FUND | 1

SEMI-ANNUAL REPORT

July 7, 2017

This report provides management’s discussion of fund performance for AB Value Fund for the semi-annual reporting period ended May 31, 2017.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2017 (unaudited)

	6 Months	12 Months
AB VALUE FUND[1]
Class A Shares	4.05%	10.64%
Class B Shares[2]	4.08%	10.72%
Class C Shares	3.71%	9.82%
Advisor Class Shares[3]	4.24%	10.90%
Class R Shares[3]	3.84%	10.15%
Class K Shares[3]	4.06%	10.52%
Class I Shares[3]	4.25%	11.05%
Russell 1000 Value Index	5.55%	14.66%

1	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended May 31, 2017, by 0.31% and 0.52%, respectively. Also includes the impact of a non-recurring refund for overbilling of prior years’ custody out of pocket fees, which enhanced performance for the six- and 12-month periods ended May 31, 2017, by 0.01% and 0.01%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2017.

All share classes of the Fund underperformed the benchmark for both periods, before sales charges. For the six-month period, security selection drove the underperformance relative to the benchmark, particularly within the health care, consumer staples and energy sectors. An overweight in consumer discretionary also detracted. Sector selection added to returns because of overweights in the technology and telecommunications sectors. The Fund’s security selection in telecommunications also contributed.

For the 12-month period, security selection was the main source of underperformance, particularly within the health care, financials and consumer discretionary sectors. The Fund’s underweight in financials also detracted.

2 | AB VALUE FUND	abfunds.com

Conversely, an overweight in technology and underweights in real estate and consumer staples added to returns, as did security selection in telecommunications.

The Fund did not utilize derivatives during the six- or 12-month periods.

MARKET REVIEW AND INVESTMENT STRATEGY

US equities continued their steady climb during the six-month period ended May 31, 2017, although they trailed on a relative basis. US President Donald Trump’s administration dominated headlines during the period. Markets vacillated between high hopes for pro-growth policies and concerns over policy risk after several false starts on his reform agenda. In general, investors seemed to look past White House turmoil and focus on an improving economic outlook and upbeat corporate earnings. Geopolitics also played a role outside the US. In France, investors embraced the election of centrist, pro-European Union candidate Emmanuel Macron. In contrast, UK investors were taken aback by Prime Minister Theresa May’s call for a snap parliamentary election three years ahead of schedule.

Central bank posturing also influenced sentiment during the period. European central banks generally maintained an easing bias through the six-month period, while in December and March, the US Federal Reserve raised interest rates for the second and third time since the financial crisis in 2008, in moves widely telegraphed to markets.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities of US companies with relatively large market capitalizations that the Adviser believes are undervalued. The Fund invests in companies that are determined by the Adviser to be undervalued using the fundamental value approach of the Adviser. The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. In selecting securities for the Fund’s portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded

(continued on next page)

abfunds.com	AB VALUE FUND | 3

funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges. The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.

4 | AB VALUE FUND	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 1000® Value Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index represents the performance of 1,000 large-cap value companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s value approach, may be underperforming the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

abfunds.com	AB VALUE FUND | 5

DISCLOSURES AND RISKS (continued)

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB VALUE FUND	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.64%	5.91%
5 Years	12.24%	11.27%
10 Years	1.78%	1.34%
CLASS B SHARES
1 Year	10.72%	6.72%
5 Years	12.20%	12.20%
10 Years[1]	1.71%	1.71%
CLASS C SHARES
1 Year	9.82%	8.82%
5 Years	11.43%	11.43%
10 Years	1.03%	1.03%
ADVISOR CLASS SHARES[2]
1 Year	10.90%	10.90%
5 Years	12.54%	12.54%
10 Years	2.06%	2.06%
CLASS R SHARES[2]
1 Year	10.15%	10.15%
5 Years	11.80%	11.80%
10 Years	1.42%	1.42%
CLASS K SHARES[2]
1 Year	10.52%	10.52%
5 Years	12.14%	12.14%
10 Years	1.75%	1.75%
CLASS I SHARES[2]
1 Year	11.05%	11.05%
5 Years	12.62%	12.62%
10 Years	2.15%	2.15%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 0.99%, 1.75%, 1.74%, 0.74%, 1.43%, 1.11% and 0.69% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans, and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB VALUE FUND | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	8.95%
5 Years	10.53%
10 Years	1.65%
CLASS B SHARES
1 Year	9.67%
5 Years	11.44%
10 Years[1]	2.02%
CLASS C SHARES
1 Year	11.86%
5 Years	10.68%
10 Years	1.33%
ADVISOR CLASS SHARES[2]
1 Year	13.94%
5 Years	11.80%
10 Years	2.37%
CLASS R SHARES[2]
1 Year	13.21%
5 Years	11.06%
10 Years	1.73%
CLASS K SHARES[2]
1 Year	13.53%
5 Years	11.40%
10 Years	2.05%
CLASS I SHARES[2]
1 Year	14.03%
5 Years	11.87%
10 Years	2.45%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans, and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB VALUE FUND	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB VALUE FUND | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,040.50	$4.99	0.98%
Hypothetical**	$1,000	$1,020.04	$4.94	0.98%
Class B
Actual	$1,000	$1,040.80	$5.50	1.08%
Hypothetical**	$1,000	$1,019.55	$5.44	1.08%
Class C
Actual	$1,000	$1,037.10	$8.79	1.73%
Hypothetical**	$1,000	$1,016.31	$8.70	1.73%
Advisor Class
Actual	$1,000	$1,042.40	$3.72	0.73%
Hypothetical**	$1,000	$1,021.29	$3.68	0.73%
Class R
Actual	$1,000	$1,038.40	$7.27	1.43%
Hypothetical**	$1,000	$1,017.80	$7.19	1.43%
Class K
Actual	$1,000	$1,040.60	$5.70	1.12%
Hypothetical**	$1,000	$1,019.35	$5.64	1.12%
Class I
Actual	$1,000	$1,042.50	$3.51	0.69%
Hypothetical**	$1,000	$1,021.49	$3.48	0.69%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

10 | AB VALUE FUND	abfunds.com

PORTFOLIO SUMMARY

May 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $405.5

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
Oracle Corp.	$18,749,293	4.6%
Bank of America Corp.	17,902,565	4.4
Wells Fargo & Co.	17,358,604	4.3
American International Group, Inc.	15,568,479	3.9
Intel Corp.	13,281,727	3.3
Kroger Co. (The)	12,271,504	3.0
L3 Technologies, Inc.	12,059,749	3.0
EOG Resources, Inc.	11,354,767	2.8
Cigna Corp.	11,025,069	2.7
Nokia Oyj (Sponsored ADR) – Class A	10,555,790	2.6
	$140,127,547	34.6%

1	All data are as of May 31, 2017. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB VALUE FUND | 11

PORTFOLIO OF INVESTMENTS

May 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Financials – 24.1%
Banks – 10.2%
Bank of America Corp.	798,865	$17,902,565
Comerica, Inc.	88,188	6,046,169
Wells Fargo & Co.	339,433	17,358,604

		41,307,338

Consumer Finance – 4.2%
Capital One Financial Corp.	76,455	5,880,919
OneMain Holdings, Inc.(a)	121,284	2,736,167
Synchrony Financial	318,186	8,543,294

		17,160,380

Insurance – 9.7%
Allstate Corp. (The)	120,760	10,426,418
American International Group, Inc.	244,672	15,568,479
First American Financial Corp.	92,002	4,003,927
FNF Group	216,078	9,207,084

		39,205,908

		97,673,626

Information Technology – 16.6%
Communications Equipment – 2.6%
Nokia Oyj (Sponsored ADR) – Class A	1,670,220	10,555,790

IT Services – 1.2%
Booz Allen Hamilton Holding Corp.	128,568	5,070,722

Semiconductors & Semiconductor Equipment – 3.3%
Intel Corp.	367,813	13,281,727

Software – 4.6%
Oracle Corp.	413,071	18,749,293

Technology Hardware, Storage & Peripherals – 4.9%
Hewlett Packard Enterprise Co.	260,070	4,891,917
HP, Inc.	434,296	8,147,393
NCR Corp.(a)	44,681	1,721,559
Xerox Corp.	726,471	5,136,150

		19,897,019

		67,554,551

Energy – 12.2%
Energy Equipment & Services – 2.5%
Schlumberger Ltd.	142,862	9,941,766

Oil, Gas & Consumable Fuels – 9.7%
Canadian Natural Resources Ltd.	206,067	5,947,094

12 | AB VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Devon Energy Corp.	167,843	$5,703,305
EOG Resources, Inc.	125,731	11,354,767
Hess Corp.	169,606	7,783,219
Marathon Petroleum Corp.	166,559	8,667,730

		39,456,115

		49,397,881

Health Care – 11.3%
Biotechnology – 1.8%
Gilead Sciences, Inc.	111,778	7,253,275

Health Care Providers & Services – 6.0%
Aetna, Inc.	35,613	5,158,899
Cigna Corp.	68,381	11,025,069
McKesson Corp.	50,471	8,231,315

		24,415,283

Pharmaceuticals – 3.5%
Mallinckrodt PLC(a)	170,266	7,343,573
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	250,318	6,973,859

		14,317,432

		45,985,990

Consumer Staples – 9.2%
Beverages – 1.8%
PepsiCo, Inc.	62,170	7,265,808

Food & Staples Retailing – 3.0%
Kroger Co. (The)	412,072	12,271,504

Tobacco – 4.4%
Altria Group, Inc.	94,890	7,158,502
Philip Morris International, Inc.	88,000	10,542,400

		17,700,902

		37,238,214

Industrials – 7.9%
Aerospace & Defense – 3.0%
L3 Technologies, Inc.	71,533	12,059,749

Airlines – 1.3%
JetBlue Airways Corp.(a)	237,976	5,335,422

Electrical Equipment – 2.5%
Eaton Corp. PLC	129,456	10,017,305

Machinery – 1.1%
Oshkosh Corp.	71,025	4,483,098

		31,895,574

abfunds.com	AB VALUE FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.9%
Auto Components – 3.8%
Lear Corp.	48,963	$7,297,446
Magna International, Inc. (New York) – Class A	178,560	7,997,702

		15,295,148

Media – 3.1%
Comcast Corp. – Class A	243,528	10,152,683
Regal Entertainment Group – Class A	113,539	2,361,611

		12,514,294

Specialty Retail – 1.0%
Michaels Cos., Inc. (The)(a)	210,877	4,076,252

		31,885,694

Utilities – 5.9%
Electric Utilities – 4.3%
American Electric Power Co., Inc.	100,435	7,209,224
Edison International	76,509	6,240,839
Portland General Electric Co.	83,591	3,957,198

		17,407,261

Multi-Utilities – 1.6%
NiSource, Inc.	247,960	6,464,317

		23,871,578

Telecommunication Services – 2.0%
Wireless Telecommunication Services – 2.0%
T-Mobile US, Inc.(a)	121,399	8,184,720

Materials – 1.4%
Chemicals – 1.4%
CF Industries Holdings, Inc.	214,302	5,764,724

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Mid-America Apartment Communities, Inc.	40,960	4,175,462

Total Common Stocks (cost $360,738,117)		403,628,014

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.64%(b)(c) (cost $3,247,651)	3,247,651	3,247,651

Total Investments – 100.3% (cost $363,985,768)		406,875,665
Other assets less liabilities – (0.3)%		(1,374,430)

Net Assets – 100.0%		$405,501,235

14 | AB VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

abfunds.com	AB VALUE FUND | 15

STATEMENT OF ASSETS & LIABILITIES

May 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $360,738,117)	$403,628,014
Affiliated issuers (cost $3,247,651)	3,247,651
Unaffiliated dividends and interest receivable	948,677
Receivable for shares of beneficial interest sold	377,867
Affiliated dividends receivable	727

Total assets	408,202,936

Liabilities
Payable for investment securities purchased	1,900,456
Payable for shares of beneficial interest redeemed	487,200
Advisory fee payable	188,440
Distribution fee payable	20,106
Transfer Agent fee payable	15,203
Administrative fee payable	7,861
Accrued expenses	82,435

Total liabilities	2,701,701

Net Assets	$405,501,235

Composition of Net Assets
Paid-in capital	$443,838,146
Undistributed net investment income	2,262,454
Accumulated net realized loss on investment transactions	(83,489,262)
Net unrealized appreciation on investments	42,889,897

$405,501,235

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$57,818,368	3,929,698	$14.71	*

B	$884,863	59,882	$14.78

C	$4,802,787	327,543	$14.66

Advisor	$328,068,024	22,279,787	$14.72

R	$1,136,281	77,868	$14.59

K	$9,742,241	674,130	$14.45

I	$3,048,671	208,845	$14.60

*	The maximum offering price per share for Class A shares was $15.36 which reflects a sales charge of 4.25%.

See notes to financial statements.

16 | AB VALUE FUND	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of withholding taxes of $85,531)	$4,247,919
Affiliated issuers	14,784
Securities lending income	22,429
Other income(a)	57,987	$4,343,119

Expenses
Advisory fee (see Note B)	1,121,954
Distribution fee—Class A	64,325
Distribution fee—Class B	4,707
Distribution fee—Class C	66,427
Distribution fee—Class R	2,879
Distribution fee—Class K	13,396
Transfer agency—Class A	15,830
Transfer agency—Class B	522
Transfer agency—Class C	4,522
Transfer agency—Advisor Class	100,609
Transfer agency—Class R	1,497
Transfer agency—Class K	10,717
Transfer agency—Class I	309
Custodian	65,933
Registration fees	53,144
Printing	28,055
Audit and tax	24,559
Administrative	24,377
Legal	19,307
Trustees’ fees	13,024
Miscellaneous	12,412

Total expenses	1,648,505
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(5,007)
Less: expenses waived by the Distributor (see Note C)	(3,295)

Net expenses		1,640,203

Net investment income		2,702,916

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		14,263,603
Foreign currency transactions		131
Net change in unrealized appreciation/depreciation of investments		(199,580)

Net gain on investment and foreign currency transactions		14,064,154

Net Increase in Net Assets from Operations		$16,767,070

(a)	Other income represents a refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

abfunds.com	AB VALUE FUND | 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,702,916	$5,273,611
Net realized gain (loss) on investment transactions	14,263,734	(2,880,632)
Net change in unrealized appreciation/depreciation of investments	(199,580)	14,964,931

Net increase in net assets from operations	16,767,070	17,357,910
Dividends to Shareholders from
Net investment income
Class A	(550,551)	(665,620)
Class B	(9,624)	(14,974)
Class C	(57,787)	(73,918)
Advisor Class	(4,334,704)	(4,870,253)
Class R	(7,847)	(7,307)
Class K	(121,470)	(120,603)
Class I	(43,193)	(49,022)
Transactions in Shares of Beneficial Interest
Net decrease	(5,383,768)	(11,829,684)

Total increase (decrease)	6,258,126	(273,471)
Net Assets
Beginning of period	399,243,109	399,516,580

End of period (including undistributed net investment income of $2,262,454 and $4,684,714, respectively)	$405,501,235	$399,243,109

See notes to financial statements.

18 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

abfunds.com	AB VALUE FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

20 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

abfunds.com	AB VALUE FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$403,628,014		$	– 0	–	$	– 0	–	$403,628,014
Short-Term Investments	3,247,651			– 0	–		– 0	–	3,247,651

Total Investments in Securities	406,875,665			– 0	–		– 0	–	406,875,665
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$406,875,665		$	– 0	–	$	– 0	–	$406,875,665

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and

22 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

abfunds.com	AB VALUE FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

24 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2017, the reimbursement for such services amounted to $24,377.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $72,196 for the six months ended May 31, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $987 from the sale of Class A shares and received $273, $223 and $411 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2017, such waiver amounted to $2,690. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$3,162	$63,997	$63,911	$3,248	$7

abfunds.com	AB VALUE FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

Brokerage commissions paid on investment transactions for the six months ended May 31, 2017 amounted to $77,171, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. As of November 1, 2005, with respect to Class B shares, payments to the Distributor are voluntarily being limited to .30% of the average daily net assets attributable to Class B shares. For the six months ended May 31, 2017, such waiver amounted to $3,295. Effective February 29, 2016 payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $510,507,
$966,692, $143,161 and $78,484 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$94,582,150		$100,116,294
U.S. government securities	– 0	–	– 0	–

26 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$60,327,698
Gross unrealized depreciation	(17,437,801)

Net unrealized appreciation	$42,889,897

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2017.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain

abfunds.com	AB VALUE FUND | 27

NOTES TO FINANCIAL STATEMENTS (continued)

the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At May 31, 2017, the Fund had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $22,429 and $8,107 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended May 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2017, such waiver amounted to $2,317. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended May 31, 2017 is as follows:

Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)
$4,387	$80,009	$84,396	$	– 0	–

28 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016		Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Class A
Shares sold	137,528	122,812		$2,020,962	$1,594,871

Shares issued in reinvestment of dividends	32,807	45,460		479,973	595,979

Shares converted from Class B	11,496	30,306		167,882	396,312

Shares converted from Class C	647,925	– 0	–	9,466,184	– 0	–

Shares redeemed	(340,693)	(695,740)		(5,003,271)	(9,087,909)

Net increase (decrease)	489,063	(497,162)		$7,131,730	$(6,500,747)

Class B
Shares sold	2,133	4,049		$31,423	$53,238

Shares issued in reinvestment of dividends	647	1,069		9,511	14,077

Shares converted to Class A	(11,447)	(30,207)		(167,882)	(396,312)

Shares redeemed	(1,137)	(11,421)		(16,753)	(149,956)

Net decrease	(9,804)	(36,510)		$(143,701)	$(478,953)

Class C
Shares sold	24,658	62,218		$359,236	$814,662

Shares issued in reinvestment of dividends	3,323	4,848		48,577	63,610

Shares converted to Class A	(650,150)	– 0	–	(9,466,184)	– 0	–

Shares redeemed	(75,305)	(174,028)		(1,101,714)	(2,250,313)

Net decrease	(697,474)	(106,962)		$(10,160,085)	$(1,372,041)

Advisor Class
Shares sold	2,296,382	4,163,900		$33,658,148	$54,371,246

Shares issued in reinvestment of dividends	254,443	321,751		3,719,964	4,218,150

Shares redeemed	(2,580,373)	(4,731,225)		(37,833,928)	(62,210,186)

Net decrease	(29,548)	(245,574)		$(455,816)	$(3,620,790)

abfunds.com	AB VALUE FUND | 29

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016	Six Months Ended May 31, 2017 (unaudited)	Year Ended November 30, 2016

Class R
Shares sold	17,066	46,972	$248,582	$598,103

Shares issued in reinvestment of dividends	540	561	7,846	7,306

Shares redeemed	(23,930)	(45,693)	(348,779)	(595,050)

Net increase (decrease)	(6,324)	1,840	$(92,351)	$10,359

Class K
Shares sold	119,324	211,610	$1,722,483	$2,682,005

Shares issued in reinvestment of dividends	8,453	9,349	121,469	120,602

Shares redeemed	(235,767)	(198,596)	(3,424,166)	(2,589,446)

Net increase (decrease)	(107,990)	22,363	$(1,580,214)	$213,161

Class I
Shares sold	80	321	$1,163	$4,164

Shares issued in reinvestment of dividends	1,105	1,357	16,005	17,634

Shares redeemed	(6,910)	(8,257)	(100,499)	(102,471)

Net decrease	(5,725)	(6,579)	$(83,331)	$(80,673)

NOTE G

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

30 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2017.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$5,801,697	$7,000,922

Total taxable distributions paid	$5,801,697	$7,000,922

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,684,714
Accumulated capital and other losses	(96,857,042	)(a)
Unrealized appreciation/(depreciation)	42,193,522	(b)

Total accumulated earnings/(deficit)	$(49,978,806)

(a)	As of November 30, 2016, the Fund had a net capital loss carryforward of $96,857,042.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be

abfunds.com	AB VALUE FUND | 31

NOTES TO FINANCIAL STATEMENTS (continued)

utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of November 30, 2016, the Fund had a net capital loss carryforward of $96,857,042 which will expire as follows:

Short-Term Amount	Long-Term Amount	Expiration
$90,642,418	n/a	2017
6,214,624	$– 0 –	No expiration

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32 | AB VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2017 (unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$ 14.29		$ 13.86		$ 14.51	$ 12.93	$ 9.64	$ 8.61

Income From Investment Operations
Net investment income(a)	.09	(b)†	.16	(b)	.16	.20	.13	.15
Net realized and unrealized gain (loss) on investment transactions	.49		.44		(.60)	1.51	3.32	1.01

Net increase (decrease) in net asset value from operations	.58		.60		(.44)	1.71	3.45	1.16

Less: Dividends
Dividends from net investment income	(.16)		(.17)		(.21)	(.13)	(.16)	(.13)

Net asset value, end of period	$ 14.71		$ 14.29		$ 13.86	$ 14.51	$ 12.93	$ 9.64

Total Return
Total investment return based on net asset value(c)	4.05	%†*	4.44	%*	(3.07)%*	13.38%*	36.32%*	13.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,818		$49,150		$54,560	$62,021	$61,455	$52,390
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.98	%^	1.00%		1.03%	1.04%	1.07%	1.11%
Expenses, before waivers/reimbursements	.98	%^	1.00%		1.03%	1.04%	1.07%	1.11%
Net investment income	1.17	%(b)†^	1.22	%(b)	1.15%	1.45%	1.18%	1.58%
Portfolio turnover rate	23%		74%		91%	56%	55%	45%

See footnote summary on page 40.

abfunds.com	AB VALUE FUND | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended May 31, 2017 (unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$ 14.34		$ 13.89		$ 14.53	$ 12.94	$ 9.63	$ 8.59

Income From Investment Operations
Net investment income(a)(d)	.08	(b)†	.15	(b)	.15	.20	.13	.14
Net realized and unrealized gain (loss) on investment transactions	.50		.45		(.60)	1.52	3.32	1.01

Net increase (decrease) in net asset value from operations	.58		.60		(.45)	1.72	3.45	1.15

Less: Dividends
Dividends from net investment income	(.14)		(.15)		(.19)	(.13)	(.14)	(.11)

Net asset value, end of period	$ 14.78		$ 14.34		$ 13.89	$ 14.53	$ 12.94	$ 9.63

Total Return
Total investment return based on net asset value(c)	4.08	%†*	4.40	%*	(3.13)%*	13.39%*	36.29%*	13.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$885		$999		$1,475	$2,605	$3,759	$3,955
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.08	%^	1.05%		1.08%	1.06%	1.11%	1.21%
Expenses, before waivers/reimbursements	1.78	%^	1.75%		1.78%	1.76%	1.81%	1.91%
Net investment income(d)	1.05	%(b)†^	1.17	%(b)	1.07%	1.47%	1.15%	1.46%
Portfolio turnover rate	23%		74%		91%	56%	55%	45%

See footnote summary on page 40.

34 | AB VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2017 (unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$ 14.19		$ 13.76		$ 14.41	$ 12.84	$ 9.57	$ 8.53

Income From Investment Operations
Net investment income(a)	.02	(b)†	.06	(b)	.06	.10	.05	.08
Net realized and unrealized gain (loss) on investment transactions	.51		.44		(.60)	1.52	3.30	1.01

Net increase (decrease) in net asset value from operations	.53		.50		(.54)	1.62	3.35	1.09

Less: Dividends
Dividends from net investment income	(.06)		(.07)		(.11)	(.05)	(.08)	(.05)

Net asset value, end of period	$ 14.66		$ 14.19		$ 13.76	$ 14.41	$ 12.84	$ 9.57

Total Return
Total investment return based on net asset value(c)	3.71	%†*	3.64	%*	(3.77)%*	12.65%*	35.30%*	12.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,803		$14,545		$15,571	$18,617	$17,983	$15,556
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.73	%^	1.74%		1.73%	1.74%	1.78%	1.83%
Expenses, before waivers/reimbursements	1.73	%^	1.74%		1.73%	1.74%	1.78%	1.83%
Net investment income	.31	%(b)†^	.47	%(b)	.44%	.74%	.48%	.86%
Portfolio turnover rate	23%		74%		91%	56%	55%	45%

See footnote summary on page 40.

abfunds.com	AB VALUE FUND | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2017 (unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$ 14.31		$ 13.89		$ 14.55	$ 12.96	$ 9.66	$ 8.63

Income From Investment Operations
Net investment income(a)	.10	(b)†	.19	(b)	.21	.24	.17	.17
Net realized and unrealized gain (loss) on investment transactions	.50		.45		(.62)	1.52	3.32	1.02

Net increase (decrease) in net asset value from operations	.60		.64		(.41)	1.76	3.49	1.19

Less: Dividends
Dividends from net investment income	(.19)		(.22)		(.25)	(.17)	(.19)	(.16)

Net asset value, end of period	$ 14.72		$ 14.31		$ 13.89	$ 14.55	$ 12.96	$ 9.66

Total Return
Total investment return based on net asset value(c)	4.24	%†*	4.72	%*	(2.84)%*	13.76%*	36.78%*	13.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$328,068		$319,337		$313,391	$324,882	$338,353	$273,267
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.73	%^	.74%		.73%	.74%	.77%	.81%
Expenses, before waivers/reimbursements	.73	%^	.74%		.73%	.74%	.77%	.81%
Net investment income	1.40	%(b)†^	1.48	%(b)	1.45%	1.79%	1.49%	1.88%
Portfolio turnover rate	23%		74%		91%	56%	55%	45%

See footnote summary on page 40.

36 | AB VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2017 (unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$ 14.14		$ 13.69		$ 14.34	$ 12.76	$ 9.52	$ 8.49

Income From Investment Operations
Net investment income(a)	.05	(b)†	.10	(b)	.11	.14	.10	.11
Net realized and unrealized gain (loss) on investment transactions	.49		.44		(.60)	1.52	3.27	1.02

Net increase (decrease) in net asset value from operations	.54		.54		(.49)	1.66	3.37	1.13

Less: Dividends
Dividends from net investment income	(.09)		(.09)		(.16)	(.08)	(.13)	(.10)

Net asset value, end of period	$ 14.59		$ 14.14		$ 13.69	$ 14.34	$ 12.76	$ 9.52

Total Return
Total investment return based on net asset value(c)	3.84	%†*	3.99	%*	(3.47)%*	13.05%*	35.75%*	13.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,136		$1,190		$1,127	$2,001	$1,885	$2,211
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.43	%^	1.43%		1.41%	1.42%	1.42%	1.42%
Expenses, before waivers/reimbursements	1.43	%^	1.43%		1.41%	1.42%	1.42%	1.42%
Net investment income	.71	%(b)†^	.78	%(b)	.76%	1.07%	.87%	1.25%
Portfolio turnover rate	23%		74%		91%	56%	55%	45%

See footnote summary on page 40.

abfunds.com	AB VALUE FUND | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2017 (unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$ 14.03		$ 13.62		$ 14.27	$ 12.72	$ 9.50	$ 8.49

Income From Investment Operations
Net investment income(a)	.07	(b)†	.14	(b)	.15	.18	.13	.14
Net realized and unrealized gain (loss) on investment transactions	.50		.43		(.59)	1.50	3.26	1.00

Net increase (decrease) in net asset value from operations	.57		.57		(.44)	1.68	3.39	1.14

Less: Dividends
Dividends from net investment income	(.15)		(.16)		(.21)	(.13)	(.17)	(.13)

Net asset value, end of period	$ 14.45		$ 14.03		$ 13.62	$ 14.27	$ 12.72	$ 9.50

Total Return
Total investment return based on net asset value(c)	4.06	%†*	4.26	%*	(3.16)%*	13.37%*	36.20%*	13.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,742		$10,976		$10,345	$12,200	$10,762	$6,235
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.12	%^	1.11%		1.11%	1.11%	1.11%	1.14%
Expenses, before waivers/reimbursements	1.12	%^	1.11%		1.11%	1.11%	1.11%	1.14%
Net investment income	1.01	%(b)†^	1.10	%(b)	1.07%	1.36%	1.13%	1.57%
Portfolio turnover rate	23%		74%		91%	56%	55%	45%

See footnote summary on page 40.

38 | AB VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2017 (unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$ 14.20		$ 13.78		$ 14.44	$ 12.86	$ 9.59	$ 8.57

Income From Investment Operations
Net investment income(a)	.10	(b)†	.20	(b)	.21	.24	.18	.18
Net realized and unrealized gain (loss) on investment transactions	.50		.44		(.61)	1.52	3.29	1.01

Net increase (decrease) in net asset value from operations	.60		.64		(.40)	1.76	3.47	1.19

Less: Dividends
Dividends from net investment income	(.20)		(.22)		(.26)	(.18)	(.20)	(.17)

Net asset value, end of period	$ 14.60		$ 14.20		$ 13.78	$ 14.44	$ 12.86	$ 9.59

Total Return
Total investment return based on net asset value(c)	4.25	%†*	4.81	%*	(2.81)%*	13.87%*	36.89%*	14.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,049		$3,046		$3,048	$3,467	$3,004	$1,735
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.69	%^	.69%		.69%	.68%	.68%	.71%
Expenses, before waivers/reimbursements	.69	%^	.69%		.69%	.68%	.68%	.71%
Net investment income	1.45	%(b)†^	1.52	%(b)	1.50%	1.79%	1.58%	1.98%
Portfolio turnover rate	23%		74%		91%	56%	55%	45%

See footnote summary on page 40.

abfunds.com	AB VALUE FUND | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Net of fees and expenses waived by Distributor.

†	For the six months ended May 31, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$ .002	.03%	.01%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2017 and years ended November 30, 2016, November 30, 2015, November 30, 2014 and November 30, 2013 by 0.31%, 0.21%, 0.13%, 0.03% and 0.13%, respectively.

^	Annualized.

See notes to financial statements.

40 | AB VALUE FUND	abfunds.com

BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Joseph G. Paul(2), Senior Vice President

Cem Inal(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the U.S. Value Senior Investment Management Team. Messrs. Paul and Inal are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB VALUE FUND | 41

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Advisory Agreement with the Adviser in respect of AB Value Fund (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

42 | AB VALUE FUND	abfunds.com

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the

abfunds.com	AB VALUE FUND | 43

Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

44 | AB VALUE FUND	abfunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB VALUE FUND | 45

This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

46 | AB VALUE FUND	abfunds.com

NOTES

abfunds.com	AB VALUE FUND | 47

NOTES

48 | AB VALUE FUND	abfunds.com

NOTES

abfunds.com	AB VALUE FUND | 49

NOTES

50 | AB VALUE FUND	abfunds.com

NOTES

abfunds.com	AB VALUE FUND | 51

NOTES

52 | AB VALUE FUND	abfunds.com

AB VALUE FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

VAL-0152-0517

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:    July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 27, 2017